UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

March 31, 2024

Baron Funds®

Baron Investment Funds Trust

Semi-Annual Financial Report

DEAR BARON INVESTMENT FUNDS TRUST SHAREHOLDER:

In this report, you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the Funds) for the six months ended March 31, 2024. The U.S. Securities and Exchange Commission (the SEC) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer May 21, 2024	Linda S. Martinson Chairman, President and Chief Operating Officer May 21, 2024	Peggy Wong Chief Financial Officer May 21, 2024

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund series, please visit the Funds’ website at baronfunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at baronfunds.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (BAMCO or the Adviser) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to baronfunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	March 31, 2024

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2024
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	19.05%	17.77%	1.83%	9.70%	10.77%	11.35%
Baron Asset Fund — Institutional Shares[1,2,3]	19.20%	18.08%	2.10%	9.98%	11.06%	11.47%
Baron Asset Fund — R6 Shares[1,2,3]	19.20%	18.08%	2.09%	9.98%	11.06%	11.46%
Russell Midcap Growth Index[1]	25.42%	26.28%	4.62%	11.82%	11.35%	10.40%	[4]
S&P 500 Index[1]	23.48%	29.88%	11.49%	15.05%	12.96%	10.43%

*	Not Annualized.

[1]

The Russell Midcap® Growth Index measures the performance of medium-sized U.S. companies that are classified as growth. The S&P 500 Index measures the performance of 500 widely held large-cap U.S. companies. All rights in the FTSE Russell Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. The Fund includes reinvestment of dividends, net of foreign withholding taxes, while the Russell Midcap® Growth Index and S&P 500 Index include reinvestment of dividends before taxes. Reinvestment of dividends positively impacts the performance results. The indexes are unmanaged. Index performance is not Fund performance; one cannot invest directly in an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

[4]	For the period June 30, 1987 to March 31, 2024.

March 31, 2024 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2024

Percent of Net Assets*
Gartner, Inc.	9.8%
IDEXX Laboratories, Inc.	6.5%
CoStar Group, Inc.	4.8%
Mettler-Toledo International Inc.	4.6%
Verisk Analytics, Inc.	4.5%
Arch Capital Group Ltd.	4.1%
FactSet Research Systems Inc.	3.4%
Guidewire Software, Inc.	3.3%
Fair Isaac Corporation	3.3%
Roper Technologies, Inc.	2.9%

Total	47.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2024†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2024, Baron Asset Fund1 gained 19.05%, while the Russell Midcap Growth Index gained 25.42% and the S&P 500 Index gained 23.48%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have durable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

Following a three-month dip from late July through October, the markets went on a bull run that continued through to the end of the period. Improving inflation data coupled with dovish comments from the U.S. Federal Reserve (the Fed) spurred an “everything rally.” In a significant shift from its earlier stance, the Fed suggested it was planning three interest rates cuts over 2024. The rally was further propelled by robust economic data and relatively strong corporate earnings, which added fuel to investor hopes for a soft landing. Investors appeared unfazed even when concerns about persistent inflation re-emerged, the Fed pushed back its plans for rate cuts, consumer and government debt reached record highs, and geopolitical strife continued unabated.

Information Technology, Health Care, and Financials contributed the most. No sector detracted.

Gartner, Inc. was the top contributor. Shares of this provider of syndicated research rose on solid financial results, with strength in its core subscription research and conferences businesses more than offsetting a decline in lead generation services. We believe Gartner will emerge as a key decision support resource for every company evaluating how AI could impact its business. We expect Gartner’s sustained revenue growth and focus on cost control to drive margin expansion and enhanced free-cash-flow generation. Its balance sheet is in excellent shape and can support aggressive repurchases and bolt-on acquisitions.

The top detractor was TransUnion. Shares of this consumer credit bureau underperformed primarily as a result of trading activity after the company reported third quarter financial results below consensus expectations and reduced full-year guidance. Management said it believed the new financial guidance was highly achievable and aired plans to cut costs to improve margins. We continued to own the stock, which subsequently recovered following improved fourth quarter earnings growth as cyclical headwinds abated and the company continued to integrate recent acquisitions.

As long-term investors who have lived through multiple market cycles, we have learned not to try to predict the unpredictable. Instead, we focus on fundamentals: industry-leading companies benefiting from secular growth drivers, strong competitive positions, and exceptional management teams. We believe our companies will revert to historic growth rates and earnings will increase. Stocks should also revert to trading at appropriate multiples. We believe higher earnings and multiples will result in strong returns for the portfolio.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Growth Fund (Unaudited)	March 31, 2024

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2024
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	13.50%	12.17%	3.61%	11.40%	10.53%	12.82%
Baron Growth Fund — Institutional Shares[1,2,3]	13.65%	12.46%	3.87%	11.69%	10.81%	12.97%
Baron Growth Fund — R6 Shares[1,2,3]	13.65%	12.46%	3.87%	11.69%	10.81%	12.97%
Russell 2000 Growth Index[1]	21.30%	20.35%	(2.68)%	7.38%	7.89%	7.88%
S&P 500 Index[1]	23.48%	29.88%	11.49%	15.05%	12.96%	10.75%

*	Not Annualized.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth. The S&P 500 Index measures the performance of 500 widely held large-cap U.S. companies. All rights in the FTSE Russell Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. The Fund includes reinvestment of dividends, net of foreign withholding taxes, while the Russell 2000® Growth Index and S&P 500 Index include reinvestment of dividends before taxes. Reinvestment of dividends positively impacts the performance results. The indexes are unmanaged. Index performance is not Fund performance; one cannot invest directly in an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2024 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2024

Percent of Net Assets*
MSCI Inc.	10.4%
Arch Capital Group Ltd.	10.4%
Gartner, Inc.	8.8%
FactSet Research Systems Inc.	6.8%
Kinsale Capital Group, Inc.	6.5%
CoStar Group, Inc.	6.2%
Vail Resorts, Inc.	5.5%
Primerica, Inc.	4.7%
Choice Hotels International, Inc.	4.7%
ANSYS, Inc.	4.3%

Total	68.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2024†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2024, Baron Growth Fund1 increased 13.50%, while the Russell 2000 Growth Index increased 21.30% and the S&P 500 Index increased 23.48%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

Following a three-month dip from late July through October, the markets went on a bull run that continued through to the end of the period. Improving inflation data coupled with dovish comments from the U.S. Federal Reserve (the Fed) spurred an “everything rally.” In a significant shift from its earlier stance, the Fed suggested it was planning three interest rates cuts over 2024. The rally was further propelled by robust economic data and relatively strong corporate earnings, which added fuel to investor hopes for a soft landing. Investors appeared unfazed even when concerns about persistent inflation re-emerged, the Fed pushed back its plans for rate cuts, consumer and government debt reached record highs, and geopolitical strife continued unabated.

Financials, Information Technology, and Real Estate contributed the most. Communication Services detracted.

Gartner, Inc., a provider of syndicated research, contributed the most to performance. Gartner’s core subscription research businesses compounded at attractive rates, and we believe growth is poised to accelerate. We believe Gartner will emerge as a critical decision support resource for every company evaluating the opportunities and risks of AI for its business. We expect this development to provide a tailwind to Gartner’s volume growth and pricing realization over time. Gartner’s sustained revenue growth and focus on cost control should drive continued margin expansion and enhanced free-cash-flow generation. The company’s balance sheet is in excellent shape and can support aggressive repurchases and bolt-on acquisitions, in our view.

Iridium Communications Inc. detracted the most. Shares of this satellite-based mobile voice and data communications services vendor fell after Qualcomm unexpectedly terminated an agreement with Iridium to enable direct-to-device (D2D) workloads on Iridium’s network. The decision shook investors’ confidence in Iridium’s D2D opportunity. In addition, SpaceX generated limited headwinds to Iridium’s maritime segment, enhancing competitive risk. We remain investors. Iridium remains a unique satellite asset and operator, with L-band spectrum, global coverage, years of operational experience, relatively new satellite hardware, and hundreds of partners across verticals and geographies. In addition, management has committed to return $3 billion to shareholders between 2023 and 2030, representing a material portion of the current enterprise value.

We believe no one can accurately and consistently predict short-term market movements. Instead, we remain focused on identifying and researching well-managed unique businesses with significant barriers to entry and compelling growth prospects, investing in them at attractive prices, and holding them for the long term.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Small Cap Fund (Unaudited)	March 31, 2024

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2024

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	25.78%	29.61%	3.16%	11.56%	10.35%	10.38%
Baron Small Cap Fund — Institutional Shares[1,2,3]	25.94%	29.97%	3.42%	11.84%	10.64%	10.54%
Baron Small Cap Fund — R6 Shares[1,2,3]	25.95%	29.95%	3.42%	11.84%	10.64%	10.54%
Russell 2000 Growth Index[1]	21.30%	20.35%	(2.68)%	7.38%	7.89%	6.36%
S&P 500 Index[1]	23.48%	29.88%	11.49%	15.05%	12.96%	8.66%

*	Not Annualized.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth. The S&P 500 Index measures the performance of 500 widely held large-cap U.S. companies. All rights in the FTSE Russell Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. The Fund includes reinvestment of dividends, net of foreign withholding taxes, while the Russell 2000® Growth Index and S&P 500 Index include reinvestment of dividends before taxes. Reinvestment of dividends positively impacts the performance results. The indexes are unmanaged. Index performance is not Fund performance; one cannot invest directly in an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2024 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2024

Percent of Net Assets*
Vertiv Holdings Co	8.1%
Gartner, Inc.	5.1%
Kinsale Capital Group, Inc.	5.1%
ICON Plc	4.8%
ASGN Incorporated	3.8%
Red Rock Resorts, Inc.	3.7%
Installed Building Products, Inc.	3.3%
SiteOne Landscape Supply, Inc.	3.3%
Chart Industries, Inc.	3.0%
Guidewire Software, Inc.	2.9%

Total	43.1%

SECTOR BREAKDOWN AS OF MARCH 31, 2024†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2024, Baron Small Cap Fund1 increased 25.78%, while the Russell 2000 Growth Index increased 21.30% and the S&P 500 Index increased 23.48%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

Following a three-month dip from late July through October, the markets went on a bull run that continued through to the end of the period. Improving inflation data coupled with dovish comments from the U.S. Federal Reserve (the Fed) spurred an “everything rally.” In a significant shift from its earlier stance, the Fed suggested it was planning three interest rates cuts over 2024. The rally was further propelled by robust economic data and relatively strong corporate earnings, which added fuel to investor hopes for a soft landing. Investors appeared unfazed even when concerns about persistent inflation re-emerged, the Fed pushed back its plans for rate cuts, consumer and government debt reached record highs, and geopolitical strife continued unabated.

Industrials, Consumer Discretionary, and Information Technology contributed the most. No sector detracted.

Vertiv Holdings Co contributed the most. As one of the leading vendors of thermal management to the data center industry, Vertiv should benefit from the growth in AI, as the corresponding expected increase in the energy density of data centers will require more complex cooling systems. In addition, under its new CEO, Vertiv reported strong margins and free cash flow and is proving itself to be a strong operator with skilled execution. These developments led to multiple expansion as investors gained confidence in the duration of the growth trajectory as well as Vertiv’s ability to capture the opportunity. Longer term, we see upside in earnings power, as Vertiv closes the margin gap with peers and benefits from industry growth.

Fox Factory Holding Corp. was the top detractor. Shares of this leading provider of suspension systems and engineered products for the mountain bike, power sport, and off-road truck categories, declined during the period following an earnings update that indicated uncertain volumes in its bike and aftermarket truck segments. The company’s challenges are mostly attributable to temporary issues such as vehicle production delays associated with the 2023 United Auto Workers strike (now resolved). We believe Fox Factory is protecting its brand positioning and leading innovation within its categories. As near-term demand headwinds dissipate, Fox Factory should return to strong growth rates in the large automotive aftermarket.

Longer term, we believe strongly that our companies will revert to their historic growth rates and earnings will be higher. Stocks will revert to trading at appropriate multiples, which, for the most part, are higher than present, irrespective of where interest rates settle out. We believe the combination of higher earnings and higher multiples will boost stock prices and produce solid returns for the portfolio.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Opportunity Fund (Unaudited)	March 31, 2024

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2024
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	32.57%	46.26%	2.98%	19.16%	15.51%	9.51%
Baron Opportunity Fund — Institutional Shares[1,2,3]	32.75%	46.63%	3.25%	19.47%	15.81%	9.69%
Baron Opportunity Fund — R6 Shares[1,2,3]	32.75%	46.62%	3.24%	19.47%	15.82%	9.69%
Russell 3000 Growth Index[1]	26.90%	37.95%	11.54%	17.82%	15.43%	7.15%
S&P 500 Index[1]	23.48%	29.88%	11.49%	15.05%	12.96%	7.77%

*	Not Annualized.

†

The Fund’s 3-, 5-, and 10-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 3000® Growth Index measures the performance of the broad segment of the U.S. equity universe comprised of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The S&P 500 Index measures the performance of 500 widely held large-cap U.S. companies. All rights in the FTSE Russell Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. The Fund includes reinvestment of dividends, net of foreign withholding taxes, while the Russell 3000® Growth Index and S&P 500 Index include reinvestment of dividends before taxes. Reinvestment of dividends positively impacts the performance results. The indexes are unmanaged. Index performance is not Fund performance; one cannot invest directly in an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2024 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2024

Percent of Net Assets*
Microsoft Corporation	13.8%
NVIDIA Corporation	11.6%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc.	4.6%
CoStar Group, Inc.	3.3%
Advanced Micro Devices, Inc.	3.0%
Gartner, Inc.	3.0%
Tesla, Inc.	3.0%
Visa Inc.	2.6%
Space Exploration Technologies Corp.	2.4%

Total	54.0%

SECTOR BREAKDOWN AS OF MARCH 31, 2024†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2024, Baron Opportunity Fund1 increased 32.57%, while the Russell 3000 Growth Index increased 26.90% and the S&P 500 Index increased 23.48%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high-growth businesses of any market capitalization, selected for their capital appreciation potential.

Following a three-month dip from late July through October, the markets went on a bull run through to the end of the period, led by the “Magnificent Seven” mega-cap technology stocks. In a significant shift from its earlier stance, the U.S. Federal Reserve (the Fed) suggested it was planning three interest rate cuts over 2024 in light of improving inflation data. The rally was further propelled by robust economic data and relatively strong corporate earnings, which added fuel to investor hopes for a soft landing. Investors appeared unfazed even when concerns about persistent inflation re-emerged, the Fed pushed back its plans for rate cuts, consumer and government debt reached record highs, and geopolitical strife continued unabated.

Information Technology, Communication Services, and Health Care contributed the most. Consumer Discretionary detracted slightly.

NVIDIA Corporation contributed the most. Shares of this fabless semiconductor company continued to climb on investor excitement around the growth opportunities presented by generative AI. The technology holds the promise of enabling significant productivity gains across domains such as content creation, coding, and even biologic discovery. We believe NVIDIA’s end-to-end AI platform and leading share in gaming, data centers, and autonomous machines, along with the size of these markets, will enable the company to benefit from durable growth for years to come.

The top detractor was Tesla, Inc. Despite starting delivery of its highly anticipated Cybertruck, shares of this electric vehicle (EV) manufacturer declined as the core automotive segment was pressured by a complex macroeconomic environment, higher interest rates, factory shutdowns, and Tesla’s reductions in the sticker price of its cars. We retain confidence in Tesla’s long-prospects, either through the launch of a lower-priced mass-market car and/or the commercialization of autonomous driving, but, given weak current trends in EV purchases and heightened uncertainty around the leading EV vendors, we trimmed our position.

We believe no one can accurately and consistently predict short-term market movements. Instead, we focus on identifying the secular growth trends and the companies with durable competitive advantages, profitable business models, and long-term-oriented managers driving or riding these trends. We establish and monitor price targets for holdings and target companies using projections of revenues, earnings, and free cash flow and appropriate multiples, and invest at prices where we believe we can produce substantial returns.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	March 31, 2024

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND†

(RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2024

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	32.29%	47.92%	(0.50)%	10.48%	12.04%	9.52%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	32.45%	48.30%	(0.24)%	10.76%	12.32%	9.72%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	32.42%	48.27%	(0.26)%	10.75%	12.32%	9.72%
Russell 1000 Growth Index[1]	27.19%	39.00%	12.50%	18.52%	15.98%	11.97%
S&P 500 Index[1]	23.48%	29.88%	11.49%	15.05%	12.96%	10.29%

*	Not Annualized.

†

The Fund’s 3- and 5-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth. The S&P 500 Index measures the performance of 500 widely held large-cap U.S. companies. All rights in the FTSE Russell Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. The Fund includes reinvestment of dividends, net of foreign withholding taxes, while the Russell 1000® Growth Index and S&P 500 Index include reinvestment of dividends before taxes. Reinvestment of dividends positively impacts the performance results. The indexes are unmanaged. Index performance is not Fund performance; one cannot invest directly in an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2024 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2024

Percent of Net Assets*
NVIDIA Corporation	14.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc.	7.2%
ServiceNow, Inc.	6.8%
Shopify Inc.	5.2%
Intuitive Surgical, Inc.	4.9%
CrowdStrike Holdings, Inc.	4.6%
The Trade Desk	3.6%
Cloudflare, Inc.	3.6%
Snowflake Inc.	3.6%

Total	62.6%

SECTOR BREAKDOWN AS OF MARCH 31, 2024†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2024, Baron Fifth Avenue Growth Fund1 increased 32.29%, while the Russell 1000 Growth Index increased 27.19% and the S&P 500 Index increased 23.48%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in what we believe are unique companies with durable competitive advantages and the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio.

Following a three-month dip from late July through October, the markets went on a bull run that continued through to the end of the period, led by the “Magnificent Seven” mega-cap technology stocks. In a significant shift from its earlier stance, the U.S. Federal Reserve (the Fed) suggested it was planning three interest rates cuts over 2024 in light of improving inflation data. The rally was further propelled by robust economic data and relatively strong corporate earnings, which added fuel to investor hopes for a soft landing. Investors appeared unfazed even when concerns about persistent inflation re-emerged, the Fed pushed back its plans for rate cuts, consumer and government debt reached record highs, and geopolitical strife continued unabated.

Information Technology, Communication Services, and Financials contributed the most. Industrials detracted slightly.

NVIDIA Corporation contributed the most. Shares of this fabless semiconductor company continued to climb on excitement around the growth opportunities presented by generative AI. The technology holds the promise of enabling significant productivity gains across domains such as content creation, coding, and even biologic discovery. We believe NVIDIA’s end-to-end AI platform and leading share in gaming, data centers, and autonomous machines, along with the size of these markets, will enable the company to benefit from durable growth for years to come.

The top detractor was Tesla, Inc. Shares of this electric vehicle manufacturer declined as the core automotive segment was pressured by a complex macroeconomic environment, higher interest rates, factory shutdowns, and Tesla’s reductions in the sticker price of its cars. Nonetheless, Tesla continued to generate sufficient gross profit to support a robust product development plan that can propel the automotive segment higher over time. The company started delivery of its highly anticipated Cybertruck, while the refreshed Model 3 also seemed to be generating strong demand. We retain conviction in this pioneering and innovative company.

As long-term investors who have lived through multiple market cycles, we have learned not to try to predict the unpredictable. Instead of focusing on short-term market gyrations, our goal remains to maximize long-term returns without taking significant risks of a permanent loss of capital. We are optimistic about the prospects of our investments and continue searching for new ideas while remaining patient and investing only when we believe companies are trading significantly below their intrinsic values.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Discovery Fund (Unaudited)	March 31, 2024

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2024
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	17.42%	14.96%	(6.96)%	8.68%	10.28%	12.30%
Baron Discovery Fund — Institutional Shares[1,2]	17.58%	15.27%	(6.72)%	8.96%	10.55%	12.59%
Baron Discovery Fund — R6 Shares[1,2,3]	17.54%	15.22%	(6.73)%	8.96%	10.56%	12.59%
Russell 2000 Growth Index[1]	21.30%	20.35%	(2.68)%	7.38%	7.89%	8.36%
S&P 500 Index[1]	23.48%	29.88%	11.49%	15.05%	12.96%	13.57%

*	Not Annualized.

†

The Fund’s 5- and 10-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth. The S&P 500 Index measures the performance of 500 widely held large-cap U.S. companies. All rights in the FTSE Russell Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. The Fund includes reinvestment of dividends, net of foreign withholding taxes, while the Russell 2000® Growth Index and S&P 500 Index include reinvestment of dividends before taxes. Reinvestment of dividends positively impacts the performance results. The indexes are unmanaged. Index performance is not Fund performance; one cannot invest directly in an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

March 31, 2024 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2024

Percent of Net Assets*
DraftKings Inc.	3.6%
Kinsale Capital Group, Inc.	3.4%
Axon Enterprise, Inc.	2.9%
CyberArk Software Ltd.	2.8%
Advanced Energy Industries, Inc.	2.6%
GitLab Inc.	2.6%
SiteOne Landscape Supply, Inc.	2.5%
Masimo Corporation	2.5%
Floor & Decor Holdings, Inc.	2.5%
Axonics, Inc.	2.5%

Total	28.0%

SECTOR BREAKDOWN AS OF MARCH 31, 2024†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2024, Baron Discovery Fund1 increased 17.42%, while the Russell 2000 Growth Index increased 21.30% and the S&P 500 Index increased 23.48%.

Baron Discovery Fund invests primarily in small-sized U.S. companies which at time of purchase have market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger.

Following a three-month dip from late July through October, the markets went on a bull run that continued through to the end of the period. Improving inflation data coupled with dovish comments from the U.S. Federal Reserve (the Fed) spurred an “everything rally.” In a significant shift from its earlier stance, the Fed suggested it was planning three interest rate cuts over 2024. The rally was further propelled by robust economic data and relatively strong corporate earnings, which added fuel to investor hopes for a soft landing. Investors appeared unfazed even when concerns about persistent inflation re-emerged, the Fed pushed back its plans for rate cuts, consumer and government debt reached record highs, and geopolitical strife continued unabated.

Information Technology, Consumer Discretionary, and Industrials contributed the most. Consumer Staples detracted slightly.

DraftKings Inc., a leading online sportsbook, contributed the most during the period on two straight quarters of solid financial results, including strong market share gains and an improved outlook for future profitability. Market share capture has been driven by investment in innovative product offerings that are resulting in strong customer retention. The company also announced the acquisition of JackPocket, a digital lottery courier service. We believe the acquisition will help DraftKings achieve a first-mover advantage in many states that offer the JackPocket service but have not yet legalized online sports betting. DraftKings is well positioned to generate margin expansion and positive free cash flow as it grows revenue alongside the rapidly expanding U.S. sports betting market, in our view.

The Beauty Health Company was the top detractor. Shares of the maker of the HydraFacial skin care machine declined during the period held after reporting disappointing results that showed execution issues associated with the roll out of Syndeo, the latest generation of the HydraFacial machine. While the features and functionality of this new device far surpassed the prior version, it also had several defects that caused potential buyers to delay purchases. The company also incurred costs associated with repairing and replacing existing Syndeos. Lastly, the company announced that the CEO was leaving. Due to the uncertainty surrounding the defects with Syndeo and management turnover, we exited the position.

No one can accurately and consistently predict short-term market movements, in our experience. Instead, we stay focused on identifying and investing in our competitively advantaged, emerging growth businesses for the long term. By staying true to our time-tested investment process, we believe our shareholders will be rewarded when the inevitable economic recovery begins.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Durable Advantage Fund (Unaudited)	March 31, 2024

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DURABLE ADVANTAGE FUND

(RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2024
	Six Months*	One Year	Three Years	Five Years	Since Inception (December 29, 2017)
Baron Durable Advantage Fund — Retail Shares[1,2]	26.19%	38.68%	15.61%	18.56%	15.70%
Baron Durable Advantage Fund — Institutional Shares[1,2]	26.32%	39.01%	15.89%	18.84%	15.97%
Baron Durable Advantage Fund — R6 Shares[1,2]	26.37%	39.07%	15.91%	18.85%	15.98%
S&P 500 Index[1]	23.48%	29.88%	11.49%	15.05%	13.37%

*	Not Annualized.

[1]

The S&P 500 Index measures the performance of 500 widely held large-cap U.S. companies. The Fund includes reinvestment of dividends, net of foreign withholding taxes, while the S&P 500 Index includes reinvestment of dividends before taxes. Reinvestment of dividends positively impacts the performance results. The index is unmanaged. Index performance is not Fund performance; one cannot invest directly in an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

March 31, 2024 (Unaudited)	Baron Durable Advantage Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2024

Percent of Net Assets*
Microsoft Corporation	9.2%
Meta Platforms, Inc.	7.7%
Amazon.com, Inc.	7.5%
NVIDIA Corporation	4.4%
Visa Inc.	4.4%
Alphabet Inc.	4.3%
S&P Global Inc.	3.8%
Intuit Inc.	3.6%
Mastercard Incorporated	3.4%
Moody’s Corporation	3.4%

Total	51.8%

SECTOR BREAKDOWN AS OF MARCH 31, 2024†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2024, Baron Durable Advantage Fund1 increased 26.19% while the S&P 500 Index increased 23.48%.

Baron Durable Advantage Fund invests mainly in large-sized U.S. companies with competitive advantages and market capitalizations no smaller than the top 90th percentile by market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Fund emphasizes businesses with excess free cash flow that can be returned to shareholders.

Following a three-month dip from late July through October, the markets went on a bull run that continued through to the end of the period, led by the “Magnificent Seven” mega-cap technology stocks. In a significant shift from its earlier stance, the U.S. Federal Reserve (the Fed) suggested it was planning three interest rate cuts over 2024 in light of improving inflation data. The rally was further propelled by robust economic data and relatively strong corporate earnings, which added fuel to investor hopes for a soft landing. Investors appeared unfazed even when concerns about persistent inflation re-emerged, the Fed pushed back its plans for rate cuts, consumer and government debt reached record highs, and geopolitical strife continued unabated.

Information Technology, Financials, and Communication Services contributed the most. No sector detracted.

Meta Platforms, Inc. was the top contributor. Shares of the world’s largest social network increased on decisive cost discipline actions, improving adoption of new advertising products, and its work in generative AI. Meta is the mega-cap technology company most focused on cost cutting, while user engagement remains healthy and newer advertising formats are reportedly picking up steam. Longer term, we believe Meta will utilize its leadership in mobile advertising, massive user base, innovative culture, and technological scale to perform, with further monetization opportunities ahead.

The Estee Lauder Companies Inc. was the top detractor. Shares of this prestige beauty products company were challenged after management cut the company’s outlook for the fiscal year. This downward revision was mainly driven by a worsening outlook in China, business disruptions in Israel and other parts of the Middle East, and increasing FX headwinds. Lauder’s disproportionate exposure to the Chinese consumer and the travel retail channel in Asia relative to peers continued to place pressure on both growth and margins. We exited our position.

As long-term investors who have lived through multiple market cycles, we have learned not to try to predict the unpredictable. Instead of focusing on short-term market gyrations, we believe that investing in great businesses at attractive valuations will enable us to earn excess risk-adjusted returns over the long term. We look for companies with strong and durable competitive advantages, track records of successful capital allocation, high returns on invested capital, and high free-cash-flow generation, a portion of which is regularly returned to shareholders as dividends or share repurchases.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Asset Fund	March 31, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (96.38%)
Communication Services (1.55%)
	Advertising (1.00%)
524,000	The Trade Desk, Inc., Cl A1	$10,100,895	$45,808,080

	Movies & Entertainment (0.55%)
95,000	Spotify Technology SA1,2	23,132,410	25,070,500

Total Communication Services		33,233,305	70,878,580

Consumer Discretionary (7.76%)
	Footwear (1.17%)
351,069	Birkenstock Holding PLC[1,2]	16,149,174	16,588,010
1,037,000	On Holding AG, Cl A1,2	30,424,600	36,689,060

		46,573,774	53,277,070

	Home Improvement Retail (0.60%)
211,000	Floor & Decor Holdings, Inc., Cl A1	18,452,772	27,349,820

	Hotels, Resorts & Cruise Lines (3.28%)
503,442	Choice Hotels International, Inc.	2,156,126	63,609,897
31,000	Hilton Worldwide Holdings, Inc.	6,489,341	6,612,610
500,233	Hyatt Hotels Corp., Cl A	13,700,166	79,847,191

		22,345,633	150,069,698

	Leisure Facilities (2.71%)
555,538	Vail Resorts, Inc.	10,743,565	123,790,533

Total Consumer Discretionary		98,115,744	354,487,121

Financials (13.65%)
	Asset Management & Custody Banks (0.41%)
154,514	T. Rowe Price Group, Inc.	3,727,484	18,838,347

	Financial Exchanges & Data (5.75%)
342,725	FactSet Research Systems, Inc.	18,325,485	155,730,813
156,000	Morningstar, Inc.	32,512,227	48,105,720
47,000	MSCI, Inc.	15,780,557	26,341,150
311,189	Tradeweb Markets, Inc., Cl A	11,725,465	32,416,558

		78,343,734	262,594,241

	Insurance Brokers (0.51%)
84,421	Willis Towers Watson PLC[2]	10,305,610	23,215,775

	Investment Banking & Brokerage (2.87%)
1,613,936	The Charles Schwab Corp.	1,420,851	116,752,130
54,000	LPL Financial Holdings, Inc.	12,105,109	14,266,800

		13,525,960	131,018,930

	Property & Casualty Insurance (4.11%)
2,031,444	Arch Capital Group Ltd.[1,2]	7,307,976	187,786,683

Total Financials		113,210,764	623,453,976

Health Care (22.91%)
	Biotechnology (0.33%)
38,366	argenx SE, ADR[1,2]	12,332,714	15,105,462

	Health Care Equipment (7.53%)
343,000	DexCom, Inc.[1]	21,683,691	47,574,100
548,630	IDEXX Laboratories, Inc.[1]	9,741,988	296,221,796

		31,425,679	343,795,896

	Health Care Supplies (1.72%)
773,672	Cooper Cos., Inc.	30,234,022	78,496,761

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Health Care Technology (1.89%)
372,386	Veeva Systems, Inc., Cl A1	$20,675,207	$86,278,112

	Life Sciences Tools & Services (11.44%)
1,404,944	Bio-Techne Corporation	33,796,494	98,894,008
184,000	ICON plc[1,2]	39,500,431	61,814,800
157,117	Mettler-Toledo International, Inc.[1]	9,187,095	209,168,291
179,000	Repligen Corp.[1]	30,336,045	32,921,680
302,404	West Pharmaceutical Services, Inc.	13,012,900	119,664,287

		125,832,965	522,463,066

Total Health Care		220,500,587	1,046,139,297

Industrials (14.79%)
	Aerospace & Defense (0.38%)
55,000	Axon Enterprise, Inc.[1]	10,716,158	17,208,400

	Construction & Engineering (1.62%)
285,000	Quanta Services, Inc.	47,697,751	74,043,000

	Data Processing & Outsourced Services (1.00%)
710,076	SS&C Technologies Holdings, Inc.	19,218,215	45,707,592

	Environmental & Facilities Services (1.53%)
1,514,418	Rollins, Inc.	21,152,732	70,072,121

	Human Resource & Employment Services (2.19%)
1,508,093	Dayforce, Inc. (formerly, Ceridian HCM Holding, Inc.)[1]	57,095,886	99,850,838

	Industrial Machinery & Supplies & Components (1.54%)
287,760	IDEX Corp.	20,579,527	70,219,195

	Research & Consulting Services (6.53%)
180,000	Booz Allen Hamilton Holding Corp.	19,582,209	26,719,200
827,500	TransUnion	34,946,379	66,034,500
871,206	Verisk Analytics, Inc.	21,340,017	205,369,390

		75,868,605	298,123,090

Total Industrials		252,328,874	675,224,236

Information Technology (28.61%)
	Application Software (13.33%)
306,250	ANSYS, Inc.[1]	8,130,637	106,317,750
161,026	Aspen Technology, Inc.[1]	29,330,886	34,343,625
121,000	Fair Isaac Corp.[1]	49,234,200	151,202,810
1,310,809	Guidewire Software, Inc.[1]	66,916,460	152,984,519
370,000	Procore Technologies, Inc.[1]	27,028,150	30,402,900
238,192	Roper Technologies, Inc.	19,882,431	133,587,601

		200,522,764	608,839,205

	Electronic Components (2.09%)
829,000	Amphenol Corp., Cl A	39,080,301	95,625,150

	Internet Services & Infrastructure (1.45%)
348,103	Verisign, Inc.[1]	15,787,379	65,969,000

	IT Consulting & Other Services (9.75%)
934,323	Gartner, Inc.[1]	19,158,422	445,363,744

	Technology Distributors (1.99%)
355,363	CDW Corp.	22,129,555	90,894,748

Total Information Technology		296,678,421	1,306,691,847

16	See Notes to Financial Statements.

March 31, 2024	Baron Asset Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (continued)
Real Estate (7.11%)
	Data Center REITs (1.00%)
55,416	Equinix, Inc.	$3,568,755	$45,736,487

	Real Estate Services (5.86%)
516,323	CBRE Group, Inc., Cl A1	5,774,214	50,207,249
2,248,930	CoStar Group, Inc.[1]	47,365,826	217,246,638

		53,140,040	267,453,887

	Telecom Tower REITs (0.25%)
53,856	SBA Communications Corp.	1,210,360	11,670,595

Total Real Estate		57,919,155	324,860,969

Total Common Stocks		1,071,986,850	4,401,736,026

Private Common Stocks (1.38%)
Communication Services (1.04%)
	Movies & Entertainment (1.04%)
197,613	StubHub Holdings, Inc., Cl A1,3,4,6	50,000,041	47,334,242

Industrials (0.34%)
	Aerospace & Defense (0.34%)
92,406	Space Exploration Technologies Corp., Cl A1,3,4,6	7,115,262	8,963,382
69,932	Space Exploration Technologies Corp., Cl C1,3,4,6	5,384,764	6,783,404

Total Industrials		12,500,026	15,746,786

Total Private Common Stocks		62,500,067	63,081,028

Private Preferred Stocks (2.05%)
Industrials (2.05%)
	Aerospace & Defense (2.05%)
96,298	Space Exploration Technologies Corp., Series N1,3,4,6	26,000,460	93,409,060

Principal Amount		Cost	Value
Short-Term Investments (0.17%)
$7,841,272	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $7,845,497; (Fully Collateralized by $8,734,900 U.S. Treasury Note, 0.75% due 8/31/2026 Market value - $7,998,100)[5]	$7,841,272	$7,841,272

Total Investments (99.98%)		$1,168,328,649	4,566,067,386

Cash and Other Assets Less Liabilities (0.02%)			1,065,032

Net Assets			$4,567,132,418

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2024, the market value of restricted and fair valued securities amounted to $156,490,088 or 3.43% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Growth Fund	March 31, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (99.76%)
Communication Services (2.40%)
	Alternative Carriers (2.40%)
7,375,000	Iridium Communications, Inc.[4]	$44,987,505	$192,930,000

Consumer Discretionary (14.70%)
	Apparel, Accessories & Luxury Goods (0.67%)
10,884,539	Figs, Inc., Cl A1	79,473,620	54,205,004

	Casinos & Gaming (1.83%)
440,000	Boyd Gaming Corporation	11,056,072	29,620,800
1,968,677	Red Rock Resorts, Inc., Cl A	43,528,673	117,766,258

		54,584,745	147,387,058

	Education Services (1.09%)
775,000	Bright Horizons Family Solutions, Inc.[1]	24,595,304	87,854,000

	Hotels, Resorts & Cruise Lines (4.71%)
3,000,000	Choice Hotels International, Inc.[4]	75,582,685	379,050,000

	Leisure Facilities (5.54%)
2,000,000	Vail Resorts, Inc.[4]	56,102,209	445,660,000

	Restaurants (0.86%)
4,540,000	Krispy Kreme, Inc.	65,918,556	69,166,900

Total Consumer Discretionary		356,257,119	1,183,322,962

Financials (46.26%)
	Asset Management & Custody Banks (2.63%)
1,600,000	The Carlyle Group, Inc.	32,614,747	75,056,000
1,775,000	Cohen & Steers, Inc.	37,640,938	136,479,750

		70,255,685	211,535,750
	Commercial & Residential Mortgage Finance (0.39%)
520,000	Essent Group Ltd.[2]	14,300,210	30,945,200

	Financial Exchanges & Data (20.69%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	545,268,000
925,000	Morningstar, Inc.	18,840,637	285,242,250
1,490,000	MSCI, Inc.	27,417,980	835,070,500

		106,213,192	1,665,580,750

	Investment Banking & Brokerage (0.96%)
450,000	Houlihan Lokey, Inc.	19,625,873	57,685,500
350,000	Moelis & Co., Cl A	4,682,331	19,869,500

		24,308,204	77,555,000

	Life & Health Insurance (4.71%)
1,500,000	Primerica, Inc.	31,190,715	379,440,000

	Property & Casualty Insurance (16.88%)
9,025,000	Arch Capital Group Ltd.[1,2]	28,122,057	834,271,000
1,000,000	Kinsale Capital Group, Inc.	35,007,763	524,740,000

		63,129,820	1,359,011,000

Total Financials		309,397,826	3,724,067,700

Shares		Cost	Value
Common Stocks (continued)
Health Care (8.89%)
	Health Care Equipment (3.35%)
500,000	IDEXX Laboratories, Inc.[1]	$6,993,471	$269,965,000

	Health Care Supplies (0.26%)
1,342,434	Neogen Corp.[1]	17,026,471	21,183,609

	Life Sciences Tools & Services (5.28%)
2,700,000	Bio-Techne Corporation	35,319,438	190,053,000
65,000	Mettler-Toledo International, Inc.[1]	2,972,255	86,533,850
375,000	West Pharmaceutical Services, Inc.	12,660,506	148,391,250

		50,952,199	424,978,100

Total Health Care		74,972,141	716,126,709

Industrials (1.24%)
	Building Products (1.24%)
1,000,000	Trex Co., Inc.[1]	8,972,042	99,750,000

Information Technology (15.26%)
	Application Software (6.44%)
725,000	Altair Engineering, Inc., Cl A1	11,330,019	62,458,750
990,000	ANSYS, Inc.[1]	22,569,533	343,688,400
305,000	Clearwater Analytics Holdings, Inc., Cl A1	4,682,009	5,395,450
915,000	Guidewire Software, Inc.[1]	27,661,456	106,789,650

		66,243,017	518,332,250

	IT Consulting & Other Services (8.82%)
1,490,000	Gartner, Inc.[1]	20,640,403	710,238,300

Total Information Technology		86,883,420	1,228,570,550

Real Estate (11.01%)
	Office REITs (1.81%)
700,000	Alexandria Real Estate Equities, Inc.	24,195,006	90,237,000
4,000,000	Douglas Emmett, Inc.	35,524,931	55,480,000

		59,719,937	145,717,000

	Other Specialized REITs (3.03%)
5,300,000	Gaming and Leisure Properties, Inc.	110,905,424	244,171,000

	Real Estate Services (6.17%)
5,140,000	CoStar Group, Inc.[1]	21,461,380	496,524,000

Total Real Estate		192,086,741	886,412,000

Total Common Stocks		1,073,556,794	8,031,179,921

Private Common Stocks (0.01%)
Materials (0.01%)
	Fertilizers & Agricultural Chemicals (0.01%)

422,278	Farmers Business Network, Inc.[1,2,3,5,6]	16,300,002	785,437

18	See Notes to Financial Statements.

March 31, 2024	Baron Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2024

Shares		Cost	Value
Private Convertible Preferred Stocks (0.15%)
Industrials (0.15%)
	Electrical Components & Equipment (0.15%)

59,407,006	Northvolt AB (Sweden)[1,2,3,5,6]	$9,374,989	$11,993,680

Total Investments (99.92%)		$1,099,231,785	8,043,959,038

Cash and Other Assets Less Liabilities (0.08%)			6,670,897

Net Assets			$8,050,629,935

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2024, the market value of restricted and fair valued securities amounted to $12,779,117 or 0.16% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 4 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Small Cap Fund	March 31, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (98.51%)
Communication Services (3.99%)
	Advertising (1.34%)
750,000	The Trade Desk, Inc., Cl A1	$2,662,500	$65,565,000

	Movies & Entertainment (2.65%)
1,200,000	Liberty Media Corp.-Liberty Formula One, Cl C1	20,511,579	78,720,000
207,610	Liberty Media Corporation-Liberty Live, Cl C1	680,178	9,097,470
225,000	Madison Square Garden Sports Corp.[1]	8,416,557	41,517,000

		29,608,314	129,334,470

Total Communication Services		32,270,814	194,899,470

Consumer Discretionary (17.13%)
	Automotive Parts & Equipment (1.42%)
900,000	Fox Factory Holding Corp.[1]	67,818,000	46,863,000
5,000,000	Holley, Inc.[1]	40,431,893	22,300,000

		108,249,893	69,163,000

	Casinos & Gaming (4.49%)
875,000	DraftKings, Inc., Cl A1	11,187,787	39,733,750
3,000,000	Red Rock Resorts, Inc., Cl A	86,392,310	179,460,000

		97,580,097	219,193,750

	Education Services (1.45%)
625,000	Bright Horizons Family Solutions, Inc.[1]	19,174,147	70,850,000

	Home Improvement Retail (2.26%)
850,000	Floor & Decor Holdings, Inc., Cl A1	30,054,925	110,177,000

	Homebuilding (3.31%)
625,000	Installed Building Products, Inc.	28,122,724	161,706,250

	Leisure Facilities (1.70%)
1,325,000	Planet Fitness, Inc., Cl A1	58,847,372	82,984,750

	Restaurants (1.63%)
2,200,000	The Cheesecake Factory, Inc.	60,116,924	79,530,000

	Specialized Consumer Services (0.87%)
3,265,000	European Wax Center, Inc., Cl A1	57,512,147	42,379,700

Total Consumer Discretionary		459,658,229	835,984,450

Consumer Staples (2.07%)
	Packaged Foods & Meats (1.23%)
3,250,000	UTZ Brands, Inc.	51,593,468	59,930,000

	Personal Care Products (0.84%)
950,000	Oddity Tech Ltd.[1,2]	35,054,635	41,277,500

Total Consumer Staples		86,648,103	101,207,500

Financials (10.77%)
	Insurance Brokers (1.93%)
3,250,000	BRP Group, Inc., Cl A1	54,388,028	94,055,000

	Investment Banking & Brokerage (1.64%)
625,000	Houlihan Lokey, Inc.	28,909,333	80,118,750

	Property & Casualty Insurance (5.11%)
475,000	Kinsale Capital Group, Inc.	69,271,272	249,251,500

Shares		Cost	Value
Common Stocks (continued)

Financials (continued)

	Transaction & Payment Processing Services (2.09%)
3,900,000	Repay Holdings Corporation [1]	$33,541,410	$42,900,000
250,000	WEX, Inc.[1]	10,329,020	59,382,500

		43,870,430	102,282,500

Total Financials		196,439,063	525,707,750

Health Care (11.43%)
	Health Care Equipment (2.77%)
550,000	DexCom, Inc.[1]	1,823,402	76,285,000
30,000	IDEXX Laboratories, Inc.[1]	414,061	16,197,900
200,000	Inspire Medical Systems, Inc.[1]	10,019,389	42,958,000

		12,256,852	135,440,900

	Health Care Supplies (1.62%)
5,000,000	Neogen Corp.[1]	90,021,499	78,900,000

	Life Sciences Tools & Services (5.70%)
700,000	ICON plc[1,2]	38,492,341	235,165,000
32,500	Mettler-Toledo International, Inc.[1]	1,571,421	43,266,925

		40,063,762	278,431,925

	Managed Health Care (1.34%)
800,000	HealthEquity, Inc.[1]	13,208,486	65,304,000

Total Health Care		155,550,599	558,076,825

Industrials (32.88%)
	Aerospace & Defense (3.76%)
2,250,000	Kratos Defense & Security Solutions, Inc.[1]	34,436,698	41,355,000
650,000	Mercury Systems, Inc.[1]	14,295,325	19,175,000
100,000	TransDigm Group, Inc.[1]	0	123,160,000

		48,732,023	183,690,000

	Building Products (3.09%)
6,000,000	Janus International Group, Inc.[1]	59,406,533	90,780,000
600,000	Trex Co., Inc.[1]	21,427,914	59,850,000

		80,834,447	150,630,000

	Diversified Support Services (0.65%)
2,000,000	Driven Brands Holdings, Inc.[1]	45,741,820	31,580,000

	Electrical Components & Equipment (8.23%)
500,000	Shoals Technologies Group, Inc., Cl A1	5,807,786	5,590,000
4,850,000	Vertiv Holdings Co.	48,986,646	396,099,500

		54,794,432	401,689,500

	Environmental & Facilities Services (1.23%)
350,000	Waste Connections, Inc.[2]	15,283,333	60,203,500

	Human Resource & Employment Services (6.29%)
1,750,000	ASGN, Inc.[1]	55,248,585	183,330,000
950,000	Dayforce, Inc. (formerly, Cerdian HCM holding, Inc.) [1]	29,430,555	62,899,500
3,750,000	First Advantage Corp.[1]	60,629,977	60,825,000

		145,309,117	307,054,500

20	See Notes to Financial Statements.

March 31, 2024	Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (continued)

Industrials (continued)

	Industrial Machinery & Supplies & Components (5.87%)
875,000	Chart Industries, Inc.[1]	$134,646,826	$144,130,000
650,000	John Bean Technologies Corp.	58,463,810	68,178,500
275,000	RBC Bearings, Incorporated[1]	32,617,037	74,346,250

		225,727,673	286,654,750

	Research & Consulting Services (0.45%)
265,000	Exponent, Inc.	20,189,458	21,912,850

	Trading Companies & Distributors (3.31%)
925,000	SiteOne Landscape Supply, Inc.[1]	40,106,104	161,458,750

Total Industrials		676,718,407	1,604,873,850

Information Technology (17.94%)
	Application Software (9.41%)
500,000	Altair Engineering, Inc., Cl A1	7,667,854	43,075,000
350,000	Aspen Technology, Inc.[1]	32,534,028	74,648,000
2,300,000	Clearwater Analytics Holdings, Inc., Cl A1	41,014,451	40,687,000
1,225,000	Guidewire Software, Inc.[1]	31,269,358	142,969,750
1,900,000	Intapp, Inc.[1]	75,158,999	65,170,000
925,000	nCino, Inc.[1]	30,666,230	34,576,500
975,000	Sprout Social, Inc., Cl A1	54,910,448	58,217,250

		273,221,368	459,343,500

	Electronic Equipment & Instruments (1.30%)
1,500,000	Cognex Corp.	25,832,808	63,630,000

	IT Consulting & Other Services (6.50%)
800,000	Endava plc, ADR[1,2]	27,430,574	30,432,000
525,000	Gartner, Inc.[1]	6,820,144	250,251,750
3,000,000	Grid Dynamics Holdings, Inc.[1]	36,322,597	36,870,000

		70,573,315	317,553,750

	Semiconductors (0.73%)
5,000,000	indie Semiconductor, Inc., Cl A1	35,279,146	35,400,000

Total Information Technology		404,906,637	875,927,250

Materials (1.51%)
	Specialty Chemicals (1.51%)
1,700,000	Avient Corp.	53,733,696	73,780,000

Real Estate (0.79%)
	Industrial REITs (0.43%)
850,000	Americold Realty Trust, Inc.	12,961,599	21,182,000

	Telecom Tower REITs (0.36%)
80,000	SBA Communications Corp.	322,222	17,336,000

Total Real Estate		13,283,821	38,518,000

Total Common Stocks		2,079,209,369	4,808,975,095

Principal Amount		Cost	Value
Short-Term Investments (6.32%)
$308,630,336	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $308,796,654; (Fully Collateralized by $17,399,000 U.S. Treasury Note, 4.875% due 10/31/2030 Market value - $18,405,462 and Fully Collateralized by $50,000,000 U.S. Treasury Note, 2.25% due 8/15/2027 Market value - $46,881,761 and Fully Collateralized by $263,349,200 U.S. Treasury Note, 0.75% due 8/31/2026 Market value - $241,135,371 and Fully Collateralized by $7,961,100 U.S. Treasury Bond, 4.75% due 2/15/2041 Market value - $8,380,397)[3]	$308,630,336	$308,630,336

Total Investments (104.83%)		$2,387,839,705	5,117,605,431

Liabilities Less Cash and Other Assets (-4.83%)			(235,845,695)

Net Assets			$4,881,759,736

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	March 31, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (95.91%)
Communication Services (9.46%)
	Advertising (1.91%)
285,510	The Trade Desk, Inc., Cl A1	$8,852,747	$24,959,284

	Interactive Home Entertainment (0.92%)
80,700	Take-Two Interactive Software, Inc.[1]	8,525,083	11,983,143

	Interactive Media & Services (5.08%)
125,000	Meta Platforms, Inc., Cl A	25,296,610	60,697,500
117,997	Reddit, Inc., Cl A1	4,011,898	5,819,612

		29,308,508	66,517,112

	Movies & Entertainment (1.55%)
76,700	Spotify Technology SA1,2	18,560,766	20,241,130

Total Communication Services		65,247,104	123,700,669

Consumer Discretionary (11.48%)
	Automobile Manufacturers (3.74%)
900,183	Rivian Automotive, Inc., Cl A1	14,097,732	9,857,004
222,400	Tesla, Inc.[1]	11,164,677	39,095,696

		25,262,409	48,952,700

	Automotive Parts & Equipment (1.05%)
425,200	Mobileye Global, Inc., Cl A1	13,388,153	13,670,180

	Broadline Retail (6.69%)
485,500	Amazon.com, Inc.[1]	29,742,116	87,574,490

Total Consumer Discretionary		68,392,678	150,197,370

Financials (4.85%)
	Transaction & Payment Processing Services (4.85%)
62,300	MasterCard, Incorporated, Cl A	13,361,059	30,001,811
119,900	Visa, Inc., Cl A	18,936,666	33,461,692

Total Financials		32,297,725	63,463,503

Health Care (10.00%)
	Biotechnology (6.94%)
141,000	Arcellx, Inc.[1]	9,894,704	9,806,550
64,739	argenx SE, ADR[1,2]	9,490,491	25,489,039
195,500	Legend Biotech Corp., ADR[1,2]	11,458,559	10,965,595
690,270	Rocket Pharmaceuticals, Inc.[1]	12,666,542	18,595,874
316,600	Viking Therapeutics, Inc.[1]	4,645,174	25,961,200

		48,155,470	90,818,258

	Health Care Equipment (3.06%)
52,005	Intuitive Surgical, Inc.[1]	7,280,110	20,754,675
58,900	Shockwave Medical, Inc.[1]	6,096,143	19,179,607

		13,376,253	39,934,282

Total Health Care		61,531,723	130,752,540

Industrials (1.29%)
	Human Resource & Employment Services (1.29%)
255,570	Dayforce, Inc. (formerly, Cerdian HCM Holding, Inc.)[1]	13,070,250	16,921,290

Shares		Cost	Value
Common Stocks (continued)
Information Technology (54.60%)
	Application Software (7.42%)
226,500	Gitlab, Inc., Cl A1,4	$9,190,621	$13,209,480
175,100	Guidewire Software, Inc.[1]	5,058,280	20,435,921
23,700	HubSpot, Inc.[1]	8,267,320	14,849,472
33,500	ServiceNow, Inc.[1,4]	6,318,061	25,540,400
84,200	Workday, Inc., Cl A1	14,068,302	22,965,550

		42,902,584	97,000,823

	Internet Services & Infrastructure (1.30%)
220,500	Shopify, Inc., Cl A1,2	8,065,470	17,015,985

	IT Consulting & Other Services (3.01%)
82,687	Gartner, Inc.[1]	3,622,097	39,414,412

	Semiconductor Materials & Equipment (2.35%)
21,300	ASML Holding N.V.[2]	10,043,235	20,671,011
10,400	Lam Research Corp.	7,886,287	10,104,328

		17,929,522	30,775,339

	Semiconductors (22.37%)
218,400	Advanced Micro Devices, Inc.[1]	18,467,008	39,419,016
156,010	Astera Labs, Inc.[1]	5,616,360	11,574,382
18,900	Broadcom, Inc.	24,920,439	25,050,249
3,047,600	indie Semiconductor, Inc., Cl A1	20,711,288	21,577,008
188,400	Marvell Technology, Inc.	7,574,280	13,353,792
21,700	Monolithic Power Systems, Inc.	8,272,571	14,700,014
167,400	NVIDIA Corp.	12,920,458	151,255,944
115,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	13,356,263	15,645,750

		111,838,667	292,576,155

	Systems Software (18.15%)
110,800	Cloudflare, Inc., Cl A1,4	4,372,897	10,728,764
57,423	Crowdstrike Holdings, Inc., Cl A1	3,453,213	18,409,240
130,000	Datadog, Inc., Cl A1,4	10,938,166	16,068,000
428,400	Microsoft Corporation	63,017,174	180,236,448
74,508	Snowflake, Inc., Cl A1,4	9,803,991	12,040,493

		91,585,441	237,482,945

Total Information Technology		275,943,781	714,265,659

Real Estate (4.23%)
	Data Center REITs (0.91%)
14,425	Equinix, Inc.	2,625,844	11,905,385
	Real Estate Services (3.32%)
450,130	CoStar Group, Inc.[1]	22,656,056	43,482,558

Total Real Estate		25,281,900	55,387,943

Total Common Stocks		541,765,161	1,254,688,974

Private Common Stocks (1.15%)
Communication Services (0.10%)
	Interactive Media & Services (0.10%)
50,000	X Holdings I, Inc., Cl A1,3,4,6	5,000,000	1,366,000

22	See Notes to Financial Statements.

March 31, 2024	Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2024

Shares		Cost	Value
Private Common Stocks (continued)
Industrials (1.02%)
	Aerospace & Defense (1.02%)
105,020	Space Exploration Technologies Corp., Cl A1,3,4,6	$4,607,169	$10,186,940
31,890	Space Exploration Technologies Corp., Cl C1,3,4,6	1,392,972	3,093,330

		6,000,141	13,280,270

	Passenger Ground Transportation (0.00%)^
3,571	GM Cruise Holdings LLC, Cl B1,3,4,6	103,563	21,676

Total Industrials		6,103,704	13,301,946

Materials (0.03%)
	Fertilizers & Agricultural Chemicals (0.03%)
182,067	Farmers Business Network, Inc.[1,3,4,6]	2,394,652	338,645

Total Private Common Stocks		13,498,356	15,006,591

Private Convertible Preferred Stocks (0.21%)
Materials (0.21%)
	Fertilizers & Agricultural Chemicals (0.21%)
37,254	Farmers Business Network, Inc. Series F1,3,4,6	4,855,355	684,729
615,761	Farmers Business Network, Inc., Units[1,3,4,6]	615,761	2,081,272

Total Private Convertible Preferred Stocks		5,471,116	2,766,001

Private Preferred Stocks (1.50%)
Industrials (1.50%)
	Aerospace & Defense (1.37%)
18,519	Space Exploration Technologies Corp., Series N1,3,4,6	5,000,130	17,963,430

	Passenger Ground Transportation (0.13%)
266,956	GM Cruise Holdings LLC, Cl G1,3,4,6	7,034,290	1,620,423

Total Private Preferred Stocks		12,034,420	19,583,853

Principal Amount		Cost	Value
Short-Term Investments (1.01%)
$13,197,327	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $13,204,438; (Fully Collateralized by $14,701,400 U.S. Treasury Note, 0.75% due 8/31/2026 Market value - $13,461,319)[5]	$13,197,327	$13,197,327

Total Investments (99.78%)		$585,966,380	1,305,242,746

Cash and Other Assets Less Liabilities (0.22%)			2,916,374

Net Assets			$1,308,159,120

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2024, the market value of restricted and fair valued securities amounted to $37,356,445 or 2.86% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	March 31, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (98.70%)
Communication Services (12.35%)
	Advertising (3.61%)
252,622	The Trade Desk, Inc., Cl A1	$14,551,081	$22,084,215

	Interactive Media & Services (8.74%)
62,225	Alphabet, Inc., Cl A1	8,422,082	9,391,620
90,909	Meta Platforms Inc., Cl A	6,630,519	44,143,592

		15,052,601	53,535,212

Total Communication Services		29,603,682	75,619,427

Consumer Discretionary (18.64%)
	Automobile Manufacturers (3.54%)
471,580	Rivian Automotive, Inc., Cl A1	12,257,318	5,163,801
93,883	Tesla, Inc.[1]	24,345,419	16,503,693

		36,602,737	21,667,494

	Automotive Parts & Equipment (1.23%)
234,652	Mobileye Global, Inc., Cl A1	5,848,393	7,544,062

	Broadline Retail (13.87%)
287,686	Amazon.com, Inc.[1]	2,726,880	51,892,801
680,704	Coupang, Inc., Cl A1	12,159,012	12,109,724
13,817	MercadoLibre, Inc.[1]	9,299,061	20,890,751

		24,184,953	84,893,276

Total Consumer Discretionary		66,636,083	114,104,832

Financials (6.52%)
	Transaction & Payment Processing Services (6.52%)
5,491	Adyen N.V., 144A (Netherlands)[1,2,5]	4,111,141	9,275,048
155,798	Block, Inc.[1]	9,308,980	13,177,395
36,284	MasterCard Incorporated, Cl A	1,493,353	17,473,286

Total Financials		14,913,474	39,925,729

Health Care (9.64%)
	Biotechnology (2.11%)
32,834	argenx SE, ADR[1,2]	10,908,181	12,927,403

	Health Care Equipment (4.88%)
74,792	Intuitive Surgical, Inc.[1]	8,845,700	29,848,739

	Health Care Technology (1.66%)
43,814	Veeva Systems, Inc., Cl A1	2,802,912	10,151,266

	Life Sciences Tools & Services (0.99%)
44,160	Illumina, Inc.[1]	4,995,828	6,064,051

Total Health Care		27,552,621	58,991,459

Shares		Cost	Value
Common Stocks (continued)
Information Technology (51.55%)
	Application Software (8.91%)
34,349	Atlassian Corp., Cl A1,2	$8,918,542	$6,701,833
108,633	Gitlab, Inc., Cl A1,4	6,989,883	6,335,477
54,458	ServiceNow, Inc.[1,4]	20,815,805	41,518,779

		36,724,230	54,556,089

	Internet Services & Infrastructure (5.18%)
411,171	Shopify, Inc., Cl A1,2	15,469,462	31,730,066

	IT Consulting & Other Services (1.25%)
201,215	Endava plc, ADR[1,2]	18,269,296	7,654,219

	Semiconductor Materials & Equipment (3.10%)
19,541	ASML Holding N.V.[2]	1,203,894	18,963,954

	Semiconductors (14.74%)
99,836	NVIDIA Corp.	14,369,276	90,207,816

	Systems Software (18.37%)
228,022	Cloudflare, Inc., Cl A1,4	17,270,235	22,079,370
87,980	Crowdstrike Holdings, Inc., Cl A1	4,891,583	28,205,508
151,618	Datadog, Inc., Cl A1,4	9,184,124	18,739,985
51,526	Microsoft Corporation	19,723,855	21,678,019
134,832	Snowflake, Inc., Cl A1,4	23,497,594	21,788,851

		74,567,391	112,491,733

Total Information Technology		160,603,549	315,603,877

Total Common Stocks		299,309,409	604,245,324

Private Common Stocks (0.85%)
Industrials (0.85%)
	Aerospace & Defense (0.85%)
41,330	Space Exploration Technologies Corp., Cl A1,3,4,6	1,932,253	4,009,010
12,240	Space Exploration Technologies Corp., Cl C1,3,4,6	567,691	1,187,280

Total Private Common Stocks		2,499,944	5,196,290

Private Preferred Stocks (0.13%)
Industrials (0.13%)
	Passenger Ground Transportation (0.13%)
133,288	GM Cruise Holdings LLC, Cl G1,3,4,6	3,512,139	809,058

24	See Notes to Financial Statements.

March 31, 2024	Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2024

Principal Amount		Cost	Value
Short-Term Investments (0.30%)
$1,815,543	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $1,816,522; (Fully Collateralized by $2,022,500 U.S. Treasury Note, 0.75% due 8/31/2026 Market value - $1,851,900)[5]	$1,815,543	$1,815,543

Total Investments (99.98%)		$307,137,035	612,066,215

Cash and Other Assets Less Liabilities (0.02%)			134,171

Net Assets			$612,200,386

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2024, the market value of restricted and fair valued securities amounted to $6,005,348 or 0.98% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 secruity. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the market value of Rule 144A securities amounted to $9,275,048 or 1.52% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	25

Baron Discovery Fund	March 31, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (96.73%)
Communication Services (2.71%)
	Interactive Media & Services (0.44%)
138,143	Reddit, Inc., Cl A1	$4,696,862	$6,813,213

	Movies & Entertainment (2.27%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,408,362	10,866,900
550,000	Liberty Media Corporation-Liberty Live, Cl C1	18,822,683	24,101,000

		24,231,045	34,967,900

Total Communication Services		28,927,907	41,781,113

Consumer Discretionary (14.76%)
	Casinos & Gaming (7.51%)
535,000	Boyd Gaming Corporation	33,074,142	36,016,200
1,235,000	DraftKings, Inc., Cl A1	23,984,451	56,081,350
395,000	Red Rock Resorts, Inc., Cl A	14,152,337	23,628,900

		71,210,930	115,726,450

	Footwear (1.15%)
500,000	On Holding AG, Cl A1,2	12,219,945	17,690,000

	Home Improvement Retail (2.52%)
300,000	Floor & Decor Holdings, Inc., Cl A1	9,074,455	38,886,000

	Homefurnishing Retail (1.58%)
70,000	RH1	18,069,077	24,378,200

	Restaurants (2.00%)
200,000	Texas Roadhouse, Inc.	17,901,519	30,894,000

Total Consumer Discretionary		128,475,926	227,574,650

Financials (3.59%)
	Asset Management & Custody Banks (0.18%)
25,000	Hamilton Lane, Inc., Cl A	2,946,204	2,819,000

	Property & Casualty Insurance (3.41%)
100,000	Kinsale Capital Group, Inc.	4,813,070	52,474,000

Total Financials		7,759,274	55,293,000

Health Care (18.45%)
	Health Care Equipment (8.27%)
562,982	Axonics, Inc.[1]	24,201,598	38,828,869
596,078	Inari Medical, Inc.[1]	30,435,721	28,599,822
265,000	Masimo Corp.[1]	35,939,618	38,915,250
1,150,864	Silk Road Medical, Inc.[1]	26,876,762	21,083,829

		117,453,699	127,427,770

	Health Care Supplies (1.09%)
329,000	Establishment Labs Holdings, Inc.[1,2]	20,105,991	16,746,100

	Health Care Technology (2.22%)
700,591	Certara, Inc.[1]	14,628,630	12,526,567
2,684,590	Definitive Healthcare Corp.[1]	48,189,355	21,664,641

		62,817,985	34,191,208

	Life Sciences Tools & Services (6.62%)
240,000	10X Genomics, Inc., Cl A1	10,693,794	9,007,200
943,727	CareDx, Inc.[1,3]	10,152,398	9,994,069
1,629,676	Maravai LifeSciences Holdings, Inc., Cl A1	15,496,854	14,129,291
122,500	Repligen Corp.[1]	19,531,284	22,530,200
847,712	Stevanato Group SpA[2]	23,956,215	27,211,555
868,790	Veracyte, Inc.[1,3]	22,690,855	19,252,386

		102,521,400	102,124,701

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Pharmaceuticals (0.25%)
775,832	Revance Therapeutics, Inc.[1]	$11,448,086	$3,817,093

Total Health Care		314,347,161	284,306,872

Industrials (21.66%)
	Aerospace & Defense (7.00%)
144,095	Axon Enterprise, Inc.[1]	15,830,703	45,084,444
1,942,158	Kratos Defense & Security Solutions, Inc.[1]	26,482,410	35,696,864
920,380	Mercury Systems, Inc.[1]	33,144,240	27,151,210

		75,457,353	107,932,518

	Building Products (2.44%)
200,000	AAON, Inc.	14,505,982	17,620,000
200,000	Trex Co., Inc.[1]	7,842,211	19,950,000

		22,348,193	37,570,000

	Diversified Support Services (0.18%)
146,576	ACV Auctions, Inc., Cl A1	2,937,630	2,751,231

	Environmental & Facilities Services (2.21%)
869,583	Montrose Environmental Group, Inc.[1]	19,287,297	34,061,566

	Human Resource & Employment Services (3.91%)
326,131	ASGN, Inc.[1]	31,749,731	34,165,484
395,000	Dayforce, Inc. (formerly, Cerdian HCM Holding, Inc.)[1]	21,822,194	26,152,950

		53,571,925	60,318,434

	Industrial Machinery & Supplies & Components (3.37%)
225,000	Chart Industries, Inc.[1]	30,390,512	37,062,000
55,000	RBC Bearings, Inc.[1]	11,183,890	14,869,250

		41,574,402	51,931,250

	Trading Companies & Distributors (2.55%)
225,000	SiteOne Landscape Supply, Inc.[1]	16,625,881	39,273,750

Total Industrials		231,802,681	333,838,749

Information Technology (33.44%)
	Application Software (10.21%)
600,000	Alkami Technology, Inc.[1]	13,160,838	14,742,000
1,750,000	Clearwater Analytics Holdings, Inc., Cl A1	31,185,997	30,957,500
677,889	Gitlab, Inc., Cl A1,3	25,647,628	39,534,487
235,357	Guidewire Software, Inc.[1]	18,259,547	27,468,515
500,000	Intapp, Inc.[1]	18,215,211	17,150,000
1,750,000	SmartRent, Inc.[1,3]	4,499,473	4,690,000
595,000	Smartsheet, Inc., Cl A1	22,340,547	22,907,500

		133,309,241	157,450,002

	Electronic Equipment & Instruments (5.51%)
395,321	Advanced Energy Industries, Inc.	27,937,769	40,314,835
74,131	Novanta, Inc.[1,2]	8,196,882	12,955,875
700,000	PAR Technology Corp.[1]	22,991,689	31,752,000

		59,126,340	85,022,710

	IT Consulting & Other Services (0.62%)
250,000	Endava plc, ADR[1,2]	6,125,604	9,510,000

26	See Notes to Financial Statements.

March 31, 2024	Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Semiconductor Materials & Equipment (1.55%)
135,000	Nova Ltd.[1,2]	$3,115,172	$23,946,300

	Semiconductors (4.77%)
613,200	Allegro MicroSystems, Inc.[1]	16,833,405	16,531,872
181,168	Astera Labs, Inc.[1]	6,522,048	13,440,854
4,057,493	indie Semiconductor, Inc., Cl A1	34,900,206	28,727,051
1,064,620	Navitas Semiconductor Corp.[1]	6,604,000	5,078,237
104,000	SiTime Corp.[1]	10,725,454	9,695,920

		75,585,113	73,473,934

	Systems Software (10.78%)
1,444,900	Couchbase, Inc.[1,3]	31,053,248	38,015,319
160,200	CyberArk Software Ltd.[1,2]	20,574,697	42,553,926
430,775	Dynatrace, Inc.[1,3]	10,425,483	20,005,191
1,575,000	SentinelOne, Inc., Cl A1	24,893,625	36,713,250
611,000	Varonis Systems, Inc.[1]	13,653,727	28,820,870

		100,600,780	166,108,556

Total Information Technology		377,862,250	515,511,502

Real Estate (2.12%)
	Industrial REITs (2.12%)
650,000	Rexford Industrial Realty, Inc.	31,657,136	32,695,000

Total Common Stocks		1,120,832,335	1,491,000,886

Principal Amount		Cost	Value
Short-Term Investments (3.36%)
$51,733,058	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $51,760,936; (Fully Collateralized by $57,628,800 U.S. Treasury Note, 0.75% due 8/31/2026 Market value - $52,767,740)[4]	$51,733,058	$51,733,058

Total Investments (100.09%)		$1,172,565,393	1,542,733,944

Liabilities Less Cash and Other Assets (-0.09%)			(1,372,226)

Net Assets			$1,541,361,718

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	27

Baron Durable Advantage Fund	March 31, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (96.74%)
Communication Services (11.95%)
	Interactive Media & Services (11.95%)
92,722	Alphabet, Inc., Cl C1	$11,681,886	$14,117,852
52,146	Meta Platforms, Inc., Cl A	15,017,997	25,321,054

Total Communication Services		26,699,883	39,438,906

Consumer Discretionary (7.54%)
	Broadline Retail (7.54%)
137,898	Amazon.com, Inc.[1]	18,914,907	24,874,041

Consumer Staples (1.71%)
	Consumer Staples Merchandise Retail (1.71%)
7,715	Costco Wholesale Corp.	4,325,406	5,652,240

Financials (32.53%)
	Asset Management & Custody Banks (5.74%)
77,140	Blackstone, Inc.	8,668,626	10,133,882
210,389	Brookfield Corp.[2]	7,962,155	8,808,987

		16,630,781	18,942,869

	Diversified Financial Services (2.74%)
80,507	Apollo Global Management, Inc.	8,103,707	9,053,012

	Financial Exchanges & Data (11.50%)
31,966	CME Group, Inc.	6,454,069	6,881,960
28,297	Moody’s Corp.	9,881,413	11,121,570
12,942	MSCI, Inc.	6,625,800	7,253,344
29,817	S&P Global, Inc.	11,654,186	12,685,643

		34,615,468	37,942,517

	Investment Banking & Brokerage (2.22%)
27,727	LPL Financial Holdings, Inc.	6,406,994	7,325,474

	Property & Casualty Insurance (2.47%)
88,182	Arch Capital Group Ltd.[1,2]	5,523,458	8,151,544

	Transaction & Payment Processing Services (7.86%)
23,590	MasterCard, Incorporated, Cl A	9,517,135	11,360,236
52,234	Visa, Inc., Cl A	13,055,271	14,577,465

		22,572,406	25,937,701

Total Financials		93,852,814	107,353,117

Health Care (10.65%)
	Life Sciences Tools & Services (7.69%)
33,651	Agilent Technologies, Inc.	4,304,806	4,896,557
31,990	Danaher Corp.	7,089,542	7,988,543
2,582	Mettler-Toledo International, Inc.[1]	2,958,314	3,437,390
15,561	Thermo Fisher Scientific, Inc.	7,947,528	9,044,209

		22,300,190	25,366,699

	Managed Health Care (2.96%)
19,745	UnitedHealth Group, Incorporated	9,406,206	9,767,852

Total Health Care		31,706,396	35,134,551

Industrials (2.30%)
	Aerospace & Defense (2.30%)
49,341	HEICO Corp., Cl A	6,635,824	7,595,554

Shares		Cost	Value
Common Stocks (continued)
Information Technology (28.67%)
	Application Software (6.39%)
18,505	Adobe, Inc.[1]	$9,890,550	$9,337,623
18,069	Intuit, Inc.	9,709,189	11,744,850

		19,599,739	21,082,473

	Electronic Manufacturing Services (0.29%)
6,675	TE Connectivity Ltd.[2]	831,184	969,477

	IT Consulting & Other Services (2.56%)
24,323	Accenture plc, Cl A2	7,822,054	8,430,595

	Semiconductors (10.22%)
3,105	Broadcom, Inc.	4,169,756	4,115,398
8,503	Monolithic Power Systems, Inc.	3,697,232	5,760,102
16,174	NVIDIA Corp.	5,530,494	14,614,180
51,068	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	5,099,498	6,947,801
13,085	Texas Instruments, Inc.	2,220,244	2,279,538

		20,717,224	33,717,019

	Systems Software (9.21%)
72,220	Microsoft Corporation	24,330,167	30,384,398

Total Information Technology		73,300,368	94,583,962

Real Estate (1.39%)
	Real Estate Services (1.39%)
47,570	CoStar Group, Inc.[1]	4,222,569	4,595,262

Total Common Stocks		259,658,167	319,227,633

Principal Amount
Short-Term Investments (3.58%)
$11,812,584	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $11,818,950; (Fully Collateralized by $12,650,600 U.S. Treasury Note, 3.50% due 2/15/2033 Market value - $12,048,898)[3]	11,812,584	11,812,584

Total Investments (100.32%)		$271,470,751	331,040,217

Liabilities Less Cash and Other Assets (-0.32%)			(1,065,603)

Net Assets			$329,974,614

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

28	See Notes to Financial Statements.

March 31, 2024	Baron Investment Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2024

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$4,566,067,386	$7,026,319,038	$5,117,605,431	$1,305,242,746
“Affiliated” investments	—	1,017,640,000	—	—

Total investments, at value	4,566,067,386	8,043,959,038	5,117,605,431	1,305,242,746
Cash	—	—	—	—
Dividends and interest receivable	1,833,961	11,719,792	2,831,067	131,578
Receivable for capital shares sold	1,172,499	3,375,020	3,229,305	7,833,053
Prepaid expenses	59,059	107,563	62,784	15,832
Receivable for securities sold	—	—	16,415,293	567,837

	4,569,132,905	8,059,161,413	5,140,143,880	1,313,791,046

Liabilities:
Payable for capital shares redeemed	1,435,609	4,296,458	248,352,346	1,205,394
Trustee fees payable (Note 4)	53,393	88,050	49,384	11,880
Distribution fees payable (Note 4)	429	787	336	6
Investment advisory fees payable (Note 4)	—	—	—	245
Due to custodian bank	—	1,835,865	—	—
Payable for securities purchased	—	1,245,197	9,401,517	4,272,077
Other accrued expenses and other payables	511,056	1,065,121	580,561	142,324

	2,000,487	8,531,478	258,384,144	5,631,926

Net Assets	$4,567,132,418	$8,050,629,935	$4,881,759,736	$1,308,159,120

Net Assets consist of:
Paid-in capital	$775,447,626	$887,739,647	$1,847,538,202	$654,005,767
Distributable earnings/(losses)	3,791,684,792	7,162,890,288	3,034,221,534	654,153,353

Net Assets	$4,567,132,418	$8,050,629,935	$4,881,759,736	$1,308,159,120

Retail Shares:
Net Assets	$2,255,176,785	$2,368,749,618	$1,412,151,537	$618,340,177
Shares Outstanding ($0.01 par value; indefinite shares authorized)	21,716,682	23,480,798	41,764,725	15,206,735

Net Asset Value Per Share	$103.85	$100.88	$33.81	$40.66

Institutional Shares:
Net Assets	$2,153,022,847	$5,433,219,282	$3,163,784,349	$651,808,209
Shares Outstanding ($0.01 par value; indefinite shares authorized)	19,532,785	50,939,413	86,545,416	15,043,675

Net Asset Value Per Share	$110.23	$106.66	$36.56	$43.33

R6 Shares:
Net Assets	$158,932,786	$248,661,035	$305,823,850	$38,010,734
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,442,353	2,331,194	8,369,811	876,339

Net Asset Value Per Share	$110.19	$106.67	$36.54	$43.37

*Investments in securities, at cost:
Unaffiliated investments	$1,168,328,649	$922,559,386	$2,387,839,705	$585,966,380
“Affiliated” investments	—	176,672,399	—	—

Total investments, at cost	$1,168,328,649	$1,099,231,785	$2,387,839,705	$585,966,380

See Notes to Financial Statements.	29

Baron Investment Funds Trust	March 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2024

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value* Unaffiliated investments	$612,066,215	$1,542,733,944	$331,040,217
“Affiliated” investments	—	—	—

Total investments, at value	612,066,215	1,542,733,944	331,040,217
Cash	—	—	14,306
Dividends and interest receivable	978	534,124	54,034
Receivable for capital shares sold	451,053	2,273,151	4,329,276
Prepaid expenses	7,600	19,177	3,293
Receivable for securities sold	—	8,875,645	—

	612,525,846	1,554,436,041	335,441,126

Liabilities:
Payable for capital shares redeemed	231,282	950,223	49,727
Trustee fees payable (Note 4)	5,520	15,140	1,079
Distribution fees payable (Note 4)	—	741	238
Investment advisory fees payable (Note 4)	745	66	844
Due to custodian bank	—	—	—
Payable for securities purchased	—	11,892,334	5,346,149
Other accrued expenses and other payables	87,913	215,819	68,475

	325,460	13,074,323	5,466,512

Net Assets	$612,200,386	$1,541,361,718	$329,974,614

Net Assets consist of:
Paid-in capital	$320,359,716	$1,372,967,485	$272,670,733
Distributable earnings/(losses)	291,840,670	168,394,233	57,303,881

Net Assets	$612,200,386	$1,541,361,718	$329,974,614

Retail Shares:
Net Assets	$127,298,380	$144,451,570	$87,466,317
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,696,887	5,067,360	3,545,501

Net Asset Value Per Share	$47.20	$28.51	$24.67

Institutional Shares:
Net Assets	$453,565,229	$1,339,414,209	$234,954,936
Shares Outstanding ($0.01 par value; indefinite shares authorized)	9,289,889	45,724,953	9,393,196

Net Asset Value Per Share	$48.82	$29.29	$25.01

R6 Shares:
Net Assets	$31,336,777	$57,495,939	$7,553,361
Shares Outstanding ($0.01 par value; indefinite shares authorized)	641,977	1,962,660	301,952

Net Asset Value Per Share	$48.81	$29.29	$25.02

*Investments in securities, at cost:
Unaffiliated investments	$307,137,035	$1,172,565,393	$271,470,751
“Affiliated” investments	—	—	—

Total investments, at cost	$307,137,035	$1,172,565,393	$271,470,751

30	See Notes to Financial Statements.

March 31, 2024	Baron Investment Funds Trust

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2024

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income (loss):
Income:
Dividends — Unaffiliated investments[1]	$11,090,788	$30,741,864	$14,959,441	$1,275,132
Dividends — “Affiliated” investments	—	15,521,911	—	—
Interest	1,139,723	23,488	4,122,461	288,438

Total income	12,230,511	46,287,263	19,081,902	1,563,570

Expenses:
Investment advisory fees (Note 4)	22,519,699	38,313,470	22,539,584	5,664,444
Distribution fees — Retail Shares (Note 4)	2,632,120	2,831,557	1,581,579	690,384
Shareholder servicing agent fees and expenses — Retail Shares	104,990	87,350	58,100	34,490
Shareholder servicing agent fees and expenses — Institutional Shares	35,170	63,290	45,230	13,810
Shareholder servicing agent fees and expenses — R6 Shares	4,234	6,491	6,887	912
Reports to shareholders	389,200	486,900	502,400	71,760
Trustee fees and expenses (Note 4)	114,432	190,385	107,247	27,523
Registration and filing fees	76,340	164,400	76,800	58,940
Custodian and fund accounting fees	67,070	134,070	67,372	19,163
Professional fees	54,900	79,830	47,980	30,524
Administration fees	41,907	55,632	41,907	24,888
Insurance expense	34,366	57,628	33,678	6,884
Line of credit fees	33,200	54,720	31,560	6,928
Miscellaneous expenses	2,650	2,625	3,700	2,600

Total operating expenses	26,110,278	42,528,348	25,144,024	6,653,250
Interest expense on borrowings	—	1,471,684	—	—

Total gross expenses	26,110,278	44,000,032	25,144,024	6,653,250
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	—	—	—
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	—	—
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	—	—

Total net expenses	26,110,278	44,000,032	25,144,024	6,653,250

Net investment income (loss)	(13,879,767)	2,287,231	(6,062,122)	(5,089,680)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	431,532,867	221,968,398	328,562,660	52,597,484
Net realized gain (loss) on investments sold — “Affiliated” investments	—	12,879,292	—	—
Net realized gain (loss) on foreign currency transactions	—	862	(301,732)	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	373,285,034	896,369,809	738,561,809	273,861,648
Investments — “Affiliated” investments	—	(146,110,718)	—	—
Foreign currency translations	—	255	—	—

Net gain (loss) on investments	804,817,901	985,107,898	1,066,822,737	326,459,132

Net increase (decrease) in net assets resulting from operations	$790,938,134	$987,395,129	$1,060,760,615	$321,369,452

[1] Net of foreign taxes withheld on dividends of	$—	$—	$32,149	$23,226

See Notes to Financial Statements.	31

Baron Investment Funds Trust	March 31, 2024

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED MARCH 31, 2024

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income (loss):
Income:
Dividends — Unaffiliated investments[1]	$200,172	$1,629,614	$838,149
Dividends — “Affiliated” investments	—	—	—
Interest	92,150	1,665,200	222,534

Total income	292,322	3,294,814	1,060,683

Expenses:
Investment advisory fees (Note 4)	1,861,796	6,852,317	654,304
Distribution fees — Retail Shares (Note 4)	140,637	169,736	58,141
Shareholder servicing agent fees and expenses — Retail Shares	14,920	14,320	9,783
Shareholder servicing agent fees and expenses — Institutional Shares	10,248	24,860	8,318
Shareholder servicing agent fees and expenses — R6 Shares	791	1,385	167
Reports to shareholders	22,200	138,160	7,578
Trustee fees and expenses (Note 4)	13,100	33,269	3,231
Registration and filing fees	45,000	58,330	72,450
Custodian and fund accounting fees	13,151	31,319	9,605
Professional fees	27,961	33,050	27,633
Administration fees	23,058	26,352	21,777
Insurance expense	3,208	10,084	941
Line of credit fees	7,736	9,488	1,036
Miscellaneous expenses	2,600	2,705	7,904

Total operating expenses	2,186,406	7,405,375	882,868
Interest expense on borrowings	3,126	—	—

Total gross expenses	2,189,532	7,405,375	882,868
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	(20,042)	—	(33,849)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	(28,883)	—	(82,949)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	(2,063)	—	(3,294)

Total net expenses	2,138,544	7,405,375	762,776

Net investment income (loss)	(1,846,222)	(4,110,561)	297,907

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	11,808,583	15,410,163	(222,624)
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Net realized gain (loss) on foreign currency transactions	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	136,899,004	211,674,314	44,116,809
Investments — “Affiliated” investments	—	—	—
Foreign currency translations	—	362	—

Net gain (loss) on investments	148,707,587	227,084,839	43,894,185

Net increase (decrease) in net assets resulting from operations	$146,861,365	$222,974,278	$44,192,092

[1] Net of foreign taxes withheld on dividends of	$9,043	$—	$13,392

32	See Notes to Financial Statements.

March 31, 2024	Baron Investment Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(13,879,767)	$(29,539,836)	$2,287,231	$(5,149,746)	$(6,062,122)	$(16,221,077)
Net realized gain (loss)	431,532,867	164,608,153	234,848,552	128,427,884	328,260,928	145,663,681
Change in net unrealized appreciation (depreciation)	373,285,034	531,421,964	750,259,346	1,082,225,416	738,561,809	543,818,302
Voluntary payment from Adviser (Note 4)	—	—	—	—	—	573

Increase (decrease) in net assets resulting from operations	790,938,134	666,490,281	987,395,129	1,205,503,554	1,060,760,615	673,261,479

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(73,946,360)	—	(41,022,811)	(126,706,440)	(38,755,055)	(64,811,896)
Distributable earnings — Institutional Shares	(79,328,878)	—	(88,661,863)	(245,475,751)	(84,340,786)	(138,254,528)
Distributable earnings — R6 Shares	(5,142,028)	—	(3,999,572)	(10,133,722)	(6,775,236)	(9,940,890)

Decrease in net assets from distributions to shareholders	(158,417,266)	—	(133,684,246)	(382,315,913)	(129,871,077)	(213,007,314)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	18,118,322	39,850,074	45,490,315	101,360,061	43,008,867	59,410,546
Proceeds from the sale of shares — Institutional Shares	144,015,329	293,424,532	375,369,630	809,157,921	227,658,767	400,433,013
Proceeds from the sale of shares — R6 Shares	3,661,164	14,142,351	17,041,686	50,608,437	58,181,372	39,179,571
Net asset value of shares issued in reinvestment of distributions — Retail Shares	70,866,434	—	39,805,050	123,111,654	37,787,177	63,171,722
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	76,786,353	—	85,850,571	235,524,160	81,972,697	131,512,581
Net asset value of shares issues in reinvestment of distribution — R6 Shares	5,140,882	—	3,998,659	10,130,977	6,591,551	9,940,890
Cost of shares redeemed — Retail Shares	(115,472,921)	(183,821,498)	(176,186,480)	(286,604,257)	(114,412,369)	(196,237,866)
Cost of shares redeemed — Institutional Shares	(620,614,629)	(363,251,623)	(614,599,486)	(654,049,077)	(585,820,809)	(635,169,274)
Cost of shares redeemed — R6 Shares	(18,276,666)	(22,677,575)	(24,441,038)	(26,066,283)	(19,242,599)	(49,885,052)

Increase (decrease) in net assets derived from capital share transactions	(435,775,732)	(222,333,739)	(247,671,093)	363,173,593	(264,275,346)	(177,643,869)

Net increase (decrease) in net assets	196,745,136	444,156,542	606,039,790	1,186,361,234	666,614,192	282,610,296

Net Assets:
Beginning of period	4,370,387,282	3,926,230,740	7,444,590,145	6,258,228,911	4,215,145,544	3,932,535,248

End of period	$4,567,132,418	$4,370,387,282	$8,050,629,935	$7,444,590,145	$4,881,759,736	$4,215,145,544

Capital share transactions — Retail Shares
Shares sold	187,428	445,882	483,798	1,105,820	1,431,972	2,195,891
Shares issued in reinvestment of distributions	763,318	—	439,398	1,390,112	1,344,261	2,463,796
Shares redeemed	(1,205,729)	(2,040,562)	(1,868,236)	(3,147,012)	(3,799,001)	(7,319,463)

Net increase (decrease)	(254,983)	(1,594,680)	(945,040)	(651,080)	(1,022,768)	(2,659,776)

Capital share transactions — Institutional Shares
Shares sold	1,420,891	3,096,411	3,775,499	8,421,699	7,078,080	13,690,326
Shares issued in reinvestment of distributions	779,874	—	897,080	2,526,145	2,699,134	4,770,133
Shares redeemed	(6,044,606)	(3,814,904)	(6,153,308)	(6,823,837)	(17,573,916)	(21,850,800)

Net increase (decrease)	(3,843,841)	(718,493)	(1,480,729)	4,124,007	(7,796,702)	(3,390,341)

Capital share transactions — R6 Shares
Shares sold	36,170	146,661	170,641	520,741	1,844,949	1,339,970
Shares issued in reinvestment of distributions	52,229	—	41,779	108,649	217,185	360,700
Shares redeemed	(179,322)	(235,063)	(244,168)	(271,219)	(593,350)	(1,699,152)

Net increase (decrease)	(90,923)	(88,402)	(31,748)	358,171	1,468,784	1,518

See Notes to Financial Statements.	33

Baron Investment Funds Trust	March 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Fund
	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(5,089,680)	$(7,510,621)	$(1,846,222)	$(2,819,229)
Net realized gain (loss)	52,597,484	9,015,148	11,808,583	19,766,722
Change in net unrealized appreciation (depreciation)	273,861,648	182,982,360	136,899,004	68,310,438
Voluntary payment from Adviser (Note 4)	—	—	—	—

Increase (decrease) in net assets resulting from operations	321,369,452	184,486,887	146,861,365	85,257,931

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—	—	—
Distributable earnings — Institutional Shares	—	—	—	—
Distributable earnings — R6 Shares	—	—	—	—

Decrease in net assets from distributions to shareholders	—	—	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	23,606,235	34,372,223	15,144,846	18,368,310
Proceeds from the sale of shares — Institutional Shares	96,915,555	151,526,377	38,295,020	83,292,712
Proceeds from the sale of shares — R6 Shares	500,752	1,139,270	1,927	153,765
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	—	—	—
Cost of shares redeemed — Retail Shares	(59,353,373)	(83,435,636)	(21,412,989)	(17,879,353)
Cost of shares redeemed — Institutional Shares	(73,619,087)	(134,518,791)	(26,096,441)	(93,902,515)
Cost of shares redeemed — R6 Shares	(626,340)	(1,431,012)	(2,025,158)	(929,118)

Increase (decrease) in net assets derived from capital share transactions	(12,576,258)	(32,347,569)	3,907,205	(10,896,199)

Net increase (decrease) in net assets	308,793,194	152,139,318	150,768,570	74,361,732

Net Assets:
Beginning of period	999,365,926	847,226,608	461,431,816	387,070,084

End of period	$1,308,159,120	$999,365,926	$612,200,386	$461,431,816

Capital share transactions — Retail Shares
Shares sold	671,393	1,179,931	351,571	529,126
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,685,301)	(3,106,653)	(542,013)	(570,302)

Net increase (decrease)	(1,013,908)	(1,926,722)	(190,442)	(41,176)

Capital share transactions — Institutional Shares
Shares sold	2,588,038	4,946,786	869,958	2,539,955
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(2,043,067)	(4,753,258)	(611,932)	(3,029,356)

Net increase (decrease)	544,971	193,528	258,026	(489,401)

Capital share transactions — R6 Shares
Shares sold	12,987	39,617	44	4,591
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(16,641)	(49,642)	(48,862)	(26,052)

Net increase (decrease)	(3,654)	(10,025)	(48,818)	(21,461)

34	See Notes to Financial Statements.

March 31, 2024	Baron Investment Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(4,110,561)	$(8,484,525)	$297,907	$118,085
Net realized gain (loss)	15,410,163	(123,872,849)	(222,624)	171,587
Change in net unrealized appreciation (depreciation)	211,674,676	237,834,363	44,116,809	15,779,529
Voluntary payment from Adviser (Note 4)	—	—	—	—

Increase (decrease) in net assets resulting from operations	222,974,278	105,476,989	44,192,092	16,069,201

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—	(651)	—
Distributable earnings — Institutional Shares	—	—	(118,011)	—
Distributable earnings — R6 Shares	—	—	(5,854)	—

Decrease in net assets from distributions to shareholders	—	—	(124,516)	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	11,354,242	22,756,802	68,147,460	10,429,207
Proceeds from the sale of shares — Institutional Shares	188,197,123	372,347,004	136,077,295	48,718,221
Proceeds from the sale of shares — R6 Shares	6,710,021	8,945,361	1,270,513	268,603
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	649	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	118,005	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	—	2,446	—
Cost of shares redeemed — Retail Shares	(20,312,508)	(50,897,545)	(7,039,765)	(3,911,919)
Cost of shares redeemed — Institutional Shares	(140,463,783)	(318,040,395)	(12,856,758)	(6,088,641)
Cost of shares redeemed — R6 Shares	(3,807,853)	(7,718,677)	(22,360)	(7,004)

Increase (decrease) in net assets derived from capital share transactions	41,677,242	27,392,550	185,697,485	49,408,467

Net increase (decrease) in net assets	264,651,520	132,869,539	229,765,061	65,477,668

Net Assets:
Beginning of period	1,276,710,198	1,143,840,659	100,209,553	34,731,885

End of period	$1,541,361,718	$1,276,710,198	$329,974,614	$100,209,553

Capital share transactions — Retail Shares
Shares sold	429,188	946,591	3,010,187	561,883
Shares issued in reinvestment of distributions	—	—	31	—
Shares redeemed	(780,955)	(2,121,746)	(315,573)	(228,857)

Net increase (decrease)	(351,767)	(1,175,155)	2,694,645	333,026

Capital share transactions — Institutional Shares
Shares sold	6,978,044	15,011,069	5,966,304	2,722,811
Shares issued in reinvestment of distributions	—	—	5,458	—
Shares redeemed	(5,354,953)	(12,828,286)	(546,665)	(350,159)

Net increase (decrease)	1,623,091	2,182,783	5,425,097	2,372,652

Capital share transactions — R6 Shares
Shares sold	241,820	358,747	53,610	14,112
Shares issued in reinvestment of distributions	—	—	113	—
Shares redeemed	(142,833)	(307,703)	(1,020)	(428)

Net increase (decrease)	98,987	51,044	52,703	13,684

See Notes to Financial Statements.	35

Baron Investment Funds Trust	March 31, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Each Fund is diversified. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security,

March 31, 2024	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments and the amounts may subsequently be reclassified upon receipt of information from the issuer.

d) Expense Allocation. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust and Baron Select Funds (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets. The Funds accrue distribution and service (12b-1) fees to Retail Shares.

e) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

f) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

g) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at March 31, 2024.

h) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2024, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

i) Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

j) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (SPAC) in an initial public offering (IPO), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or

Baron Investment Funds Trust	March 31, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

k) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at the market price of an issuer’s common stock and classified as Level 2 in the fair value hierarchy.

l) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

m) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

n) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

o) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

p) Cash and Cash Equivalents. The Funds consider all short-term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2024 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$81,633,512	$671,722,545
Baron Growth Fund	22,164,689	397,639,575
Baron Small Cap Fund	301,118,550	631,374,120
Baron Opportunity Fund	181,857,303	202,666,434
Baron Fifth Avenue Growth Fund	40,478,179	37,258,756
Baron Discovery Fund	218,684,147	174,365,857
Baron Durable Advantage Fund	178,337,897	597,778

March 31, 2024	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below.

Fund	Annual Rate
Baron Asset Fund	1.00%
Baron Growth Fund	1.00%
Baron Small Cap Fund	1.00%
Baron Opportunity Fund	1.00%
Baron Fifth Avenue Growth Fund	0.70%
Baron Discovery Fund	1.00%
Baron Durable Advantage Fund	0.65%

The Adviser has contractually agreed to waive its fee or reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses) pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

During the six months ended March 31, 2024, the Adviser waived its management fees and reimbursed other expenses, if applicable, as follows:

	Retail Shares		Institutional Shares		R6 Shares

Fund	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Baron Fifth Avenue Growth Fund	$20,042	$—	$28,883	$—	$2,063	$—
Baron Durable Advantage Fund	33,849	—	82,949	—	3,294	—

The aforementioned fee waivers and reimbursements, if applicable, are not subject to recoupment by the Adviser.

b) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $25,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

e) Cross Trades. The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the six months ended March 31, 2024, the Funds engaged in the following cross trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Small Cap Fund	$1,867,674	$—	$—
Baron Discovery Fund	—	1,867,674	(158,466)

f) Voluntary Payment. During the year ended September 30, 2023, the Adviser made a voluntary payment to Baron Small Cap Fund in the amount of $573 to compensate the Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by less than 0.01%.

Baron Investment Funds Trust	March 31, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

g) Ownership Concentration. As of March 31, 2024, the officers, Trustees, and portfolio managers owned, directly or indirectly, 11.42% of Baron Fifth Avenue Growth Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund shareholders.

h) Transactions in “Affiliated” Companies1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2023	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2024	Value at March 31, 2024	% of Net Assets at March 31, 2024
“Affiliated” Company as of March 31, 2024:
Choice Hotels International, Inc.	$363,242,150	$6,787,395	$3,133,836	$11,874,039	$280,252	$869,688	3,000,000	$379,050,000	4.71%
Iridium Communications, Inc.	355,959,250	—	15,763,533	(159,864,757)	12,599,040	1,972,223	7,375,000	192,930,000	2.40%
Vail Resorts, Inc.	443,780,000	—	—	1,880,000	—	12,680,000	2,000,000	445,660,000	5.54%

	$1,162,981,400	$6,787,395	$18,897,369	$(146,110,718)	$12,879,292	$15,521,911		$1,017,640,000

[1]

An “Affiliated” company (affiliated person as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2024.

5. LINE OF CREDIT

The Fund Complex (except Baron Partners Fund), participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate (OBFR) plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the six months ended March 31, 2024, the following Funds had borrowings under the line of credit as follows:

Fund	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowing Outstanding	Outstanding Balance as of 3/31/2024
Baron Growth Fund	$52.5 million	$103.2 million	6.54%	157	$—
Baron Fifth Avenue Growth Fund	$3.5 million	$3.6 million	6.54%	5	$—

*	For the days borrowings were outstanding.

The Adviser believes that the fair value of the liabilities under the line of credit agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. A Fund’s outstanding balance under the line of credit agreement, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

6. RESTRICTED SECURITIES

At March 31, 2024, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

March 31, 2024	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. RESTRICTED SECURITIES (Continued)

At March 31, 2024, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	$15,746,786
StubHub Holdings, Inc.	12/22/2021	47,334,242

Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	93,409,060

Total Restricted Securities		$156,490,088

(Cost $88,500,527)† (3.43% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$785,437

Private Convertible Preferred Stocks
Northvolt AB	9/21/2020	11,993,680

Total Restricted Securities		$12,779,117

(Cost $25,674,991)† (0.16% of Net Assets)

	Baron Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$338,645
GM Cruise Holdings LLC	5/19/2022	21,676
Space Exploration Technologies Corp.	3/25/2021	13,280,270
X Holdings I, Inc.	5/4/2022	1,366,000

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020 - 9/28/2023	2,766,001

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	1,620,423
Space Exploration Technologies Corp.	8/4/2020	17,963,430

Total Restricted Securities		$37,356,445

(Cost $31,003,892)† (2.86% of Net Assets)

	Baron Fifth Avenue Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$5,196,290

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	809,058

Total Restricted Securities		$6,005,348

(Cost $6,012,083)† (0.98% of Net Assets)
† See Portfolios of Investments for cost of individual securities.

Baron Investment Funds Trust	March 31, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,401,736,026	—	—	$4,401,736,026
Private Common Stocks†	—	—	63,081,028	63,081,028
Private Preferred Stocks	—	—	93,409,060	93,409,060
Short-Term Investments	—	7,841,272	—	7,841,272

Total Investments	$4,401,736,026	$7,841,272	$156,490,088	$4,566,067,386

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,031,179,921	$—	$—	$8,031,179,921
Private Common Stocks	—	—	785,437	785,437
Private Convertible Preferred Stocks	—	—	11,993,680	11,993,680

Total Investments	$8,031,179,921	$—	$12,779,117	$8,043,959,038

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,808,975,095	$—	$—	$4,808,975,095
Short-Term Investments	—	308,630,336	—	308,630,336

Total Investments	$4,808,975,095	$308,630,336	$—	$5,117,605,431

†	See Portfolios of Investments for additional detailed categorizations.

March 31, 2024	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,254,688,974	$—	$—	$1,254,688,974
Private Common Stocks†	—	—	15,006,591	15,006,591
Private Convertible Preferred Stocks	—	—	2,766,001	2,766,001
Private Preferred Stocks†	—	—	19,583,853	19,583,853
Short-Term Investments	—	13,197,327	—	13,197,327

Total Investments	$1,254,688,974	$13,197,327	$37,356,445	$1,305,242,746

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$594,970,276	$9,275,048	$—	$604,245,324
Private Common Stocks	—	—	5,196,290	5,196,290
Private Preferred Stocks	—	—	809,058	809,058
Short-Term Investments	—	1,815,543	—	1,815,543

Total Investments	$594,970,276	$11,090,591	$6,005,348	$612,066,215

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,491,000,886	$—	$—	$1,491,000,886
Short-Term Investments	—	51,733,058	—	51,733,058

Total Investments	$1,491,000,886	$51,733,058	$—	$1,542,733,944

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$319,227,633	$—	$—	$319,227,633
Short-Term Investments	—	11,812,584	—	11,812,584

Total Investments	$319,227,633	$11,812,584	$—	$331,040,217

†	See Portfolios of Investments for additional detailed categorizations.

Baron Investment Funds Trust	March 31, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2024
Private Common Stocks
Communication Services	$37,919,959	$—	$—	$9,414,283	$—	$—	$—	$—	$47,334,242	$9,414,283
Industrials	12,157,493	—	—	3,589,293	—	—	—	—	15,746,786	3,589,293

Private Preferred Stocks
Industrials	72,114,683	—	—	21,294,377	—	—	—	—	93,409,060	21,294,377

Total	$122,192,135	$—	$—	$34,297,953	$—	$—	$—	$—	$156,490,088	$34,297,953

	Baron Growth Fund

Investments in Securities	Balance as of September 30, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2024
Private Common Stocks
Materials	$785,437	$—	$—	$—	$—	$—	$—	$—	$785,437	$—

Private Convertible Preferred Stocks
Industrials	13,867,853	—	—	(1,874,173)	—	—	—		11,993,680	(1,874,173)

Total	$14,653,290	$—	$—	(1,874,173)	$—	$—	$—	$—	$12,779,117	$(1,874,173)

	Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2024
Private Common Stocks
Communication Services	$3,707,500	$—	$—	$(2,341,500)	$—	$—	$—	$—	$1,366,000	$(2,341,500)
Industrials	10,330,148	—	—	2,971,798	—	—	—	—	13,301,946	2,971,798
Materials	338,645	—	—	—	—	—	—	—	338,645	—

Private Convertible Preferred Stocks
Materials	2,766,001	—	—	—	—	—	—	—	2,766,001	—

Private Preferred Stocks
Industrials	19,936,233	—	—	(352,380)	—	—	—	—	19,583,853	(352,380)

Total	$37,078,527	$—	$—	$277,918	$—	$—	$—	$—	$37,356,445	$277,918

March 31, 2024	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund

Investments in Securities	Balance as of September 30, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2024
Private Common Stocks
Industrials	$4,011,857	$—	$—	$1,184,433	$—	$—	$—	$—	$5,196,290	$1,184,433

Private Preferred Stocks
Industrials	3,029,637	—	—	(2,220,579)	—	—	—	—	809,058	$(2,220,579)

Total	$7,041,494	$—	$—	$(1,036,146)	$—	$—	$—	$—	$6,005,348	$(1,036,146)

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2024 were as follows:

Baron Asset Fund

Sector	Company	Fair Value as of March 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2024	Range used on March 31, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$47,334,242	Combination of valuation using multiples, current value via comparable companies, option - pricing, and scenario analysis methods	Enterprise Value / EBITDA Multiple	17.9x	10.3x –21.5x	Increase
				Change in the composite equity index of comparable companies	(0.62)%	(1.24)% –1.11%	Increase
				Discount for lack of marketability	7.13%	4.26% – 7.28%	Decrease
				Estimated volatility of the returns of equity[1]	36.42%	26.31% –45.41%	Decrease
				Scenario Probabilites: Scenario A / Scenario B / Scenario C2	95% /4% / 1%	1% – 95%	n/a
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$15,746,786	Observed transaction	Observed Transaction Price	$97.00	$97.00	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$93,409,060	Observed transaction	Observed Transaction Price	$970.00	$970.00	Increase

See footnotes on page 46.

Baron Investment Funds Trust	March 31, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Opportunity Fund

Sector	Company	Fair Value as of March 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2024	Range used on March 31, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Communication Services	X Holdings I, Inc.	$1,366,000	Recent valuation for employee grants	Enterprise Value Estimate	$19 billion	$19 billion	Increase
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$13,280,270	Observed transaction	Observed Transaction Price	$97.00	$97.00	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$17,963,430	Observed transaction	Observed Transaction Price	$970.00	$970.00	Increase
Private Common Stocks: Industrials	GM Cruise Holdings LLC	$21,676	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	$24.27	Increase
				Scenario Probabilities: Scenario A / Scenario B / Scenario C3	50% /50% / 0%	0% – 50%	n/a
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$1,620,423	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	$24.27	Increase
				Scenario Probabilities: Scenario A / Scenario B / Scenario C3	50% /50% / 0%	0% – 50%	n/a
Private Common Stocks: Materials	Farmers Business Network, Inc.	$338,645	Scenario analysis	Public Markets Event Scenario Probabilities[4]	9.1%	8% – 10%	n/a
				Liquidity Scenario Probabilities: Scenario A / Scenario B5	50%	50% – 50%	n/a
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$2,766,001	Scenario analysis	Public Markets Event Scenario Probabilities[4]	9.1%	8% – 10%	n/a
				Liquidity Scenario Probabilities: Scenario A / Scenario B5	50%	50% – 50%	n/a

[1]	The volatility was calculated as a weighted average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
[2]	Scenario A represents a Direct Listing/IPO Event, Scenario B represents an Other Sale Event, and Scenario C represents a Liquidation Event.
[3]	Scenario A represents a worst case scenario. Scenario B represents a negative scenario that is beter than the worst case. Scenario C represents a positive scenario.
[4]	The probabilities are associated with a range of potential IPO valuations.
[5]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.
*

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

March 31, 2024	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2024, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Cost of investments	$1,168,328,649	$1,099,231,785	$2,387,839,705	$585,966,380

Gross tax unrealized appreciation	3,400,404,536	6,985,510,433	2,819,802,621	739,454,600
Gross tax unrealized depreciation	(2,665,799)	(40,783,180)	(90,036,895)	(20,178,234)

Net tax unrealized appreciation (depreciation)	$3,397,738,737	$6,944,727,253	$2,729,765,726	$719,276,366

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$307,137,035	$1,172,565,393	$271,470,751

Gross tax unrealized appreciation	337,811,726	440,696,324	60,176,751
Gross tax unrealized depreciation	(32,882,546)	(70,527,773)	(607,285)

Net tax unrealized appreciation (depreciation)	$304,929,180	$370,168,551	$59,569,466

At September 30, 2023, the Funds had capital loss carryforwards with no expiration dates, as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Short Term	$—	$—	$—	$101,204,471

Long Term	$—	$—	$—	$—

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short Term	$20,923,823	$80,337,008	$2,281,054

Long Term	$—	$123,883,788	$26,766

Baron Investment Funds Trust	March 31, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The estimated tax character of distributions paid during the six months ended March 31, 2024 and year ended September 30, 2023 was as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023

Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$158,417,266	$—	$—
Baron Growth Fund	—	133,684,246	—	382,315,913
Baron Small Cap Fund	—	129,871,077	—	213,007,314
Baron Opportunity Fund	—	—	—	—
Baron Fifth Avenue Growth Fund	—	—	—	—
Baron Discovery Fund	—	—	—	—
Baron Durable Advantage Fund	124,516	—	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (ASC Section 740) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2024, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. RECENT REGULATORY UPDATE

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain information from the Funds’ current shareholder reports, including the Funds’ portfolios of investments, financial statements, and financial highlights, will move to Form N-CSR. This information will be available online, mailed upon request and filed on a semi-annual basis. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until the 2024 annual shareholder reports.

10. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

March 31, 2024	Baron Investment Funds Trust

FINANCIAL HIGHLIGHTS (Unaudited)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2024	90.44	(0.36)	17.18	16.82	0.00	(3.41)	(3.41)	103.85	19.05	[3]	1.30	[4]	(0.75)[4]	2,255.2	1.84	[3]

Year Ended September 30,

2023	77.43	(0.72)	13.73	13.01	0.00	0.00	0.00	90.44	16.80		1.30		(0.80)	1,987.1	5.48

2022	120.59	(0.90)	(33.27)	(34.17)	0.00	(8.99)	(8.99)	77.43	(30.79)		1.29		(0.91)	1,824.8	4.58

2021	99.64	(1.16)	25.50	24.34	0.00	(3.39)	(3.39)	120.59	24.96		1.29	[5]	(1.02)	2,871.7	9.54

2020	82.28	(0.72)	19.58	18.86	0.00	(1.50)	(1.50)	99.64	23.22		1.31		(0.82)	2,498.6	9.28

2019	81.43	(0.56)	6.17	5.61	0.00	(4.76)	(4.76)	82.28	7.82		1.30		(0.73)	2,242.0	11.83

INSTITUTIONAL SHARES

Six Months Ended March 31,

2024	95.68	(0.25)	18.21	17.96	0.00	(3.41)	(3.41)	110.23	19.20	[3]	1.04	[4]	(0.50)[4]	2,153.0	1.84	[3]

Year Ended September 30,

2023	81.71	(0.52)	14.49	13.97	0.00	0.00	0.00	95.68	17.10		1.05		(0.54)	2,236.6	5.48

2022	126.47	(0.68)	(35.09)	(35.77)	0.00	(8.99)	(8.99)	81.71	(30.61)		1.04		(0.65)	1,968.9	4.58

2021	104.08	(0.91)	26.69	25.78	0.00	(3.39)	(3.39)	126.47	25.29		1.03	[5]	(0.76)	3,108.2	9.54

2020	85.67	(0.52)	20.43	19.91	0.00	(1.50)	(1.50)	104.08	23.53		1.05		(0.57)	2,505.4	9.28

2019	84.36	(0.38)	6.45	6.07	0.00	(4.76)	(4.76)	85.67	8.11		1.05		(0.48)	1,979.7	11.83

R6 SHARES

Six Months Ended March 31,

2024	95.65	(0.25)	18.20	17.95	0.00	(3.41)	(3.41)	110.19	19.20	[3]	1.04	[4]	(0.50)[4]	158.9	1.84	[3]

Year Ended September 30,

2023	81.70	(0.52)	14.47	13.95	0.00	0.00	0.00	95.65	17.07		1.05		(0.55)	146.7	5.48

2022	126.45	(0.67)	(35.09)	(35.76)	0.00	(8.99)	(8.99)	81.70	(30.61)		1.04		(0.65)	132.5	4.58

2021	104.07	(0.91)	26.68	25.77	0.00	(3.39)	(3.39)	126.45	25.28		1.04	[5]	(0.76)	185.8	9.54

2020	85.65	(0.52)	20.44	19.92	0.00	(1.50)	(1.50)	104.07	23.55		1.05		(0.57)	147.3	9.28

2019	84.35	(0.38)	6.44	6.06	0.00	(4.76)	(4.76)	85.65	8.09		1.05		(0.47)	109.0	11.83

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distribution, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	49

Baron Investment Funds Trust	March 31, 2024

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2024	90.55	(0.06)	12.09	12.03	0.00	(1.70)	(1.70)	100.88	13.50	[3]	1.33	[4,5]	(0.12)[4]	2,368.7	0.29	[3]

Year Ended September 30,

2023	80.38	(0.22)	15.52	15.30	0.00	(5.13)	(5.13)	90.55	19.17		1.30	[6]	(0.24)	2,211.7	2.11

2022	117.64	(0.35)	(27.94)	(28.29)	0.00	(8.97)	(8.97)	80.38	(26.31)		1.30	[6]	(0.36)	2,015.6	0.44

2021	90.65	(0.81)	32.65	31.84	0.00	(4.85)	(4.85)	117.64	36.19	[8]	1.29	[7]	(0.75)	3,041.4	1.37

2020	78.95	(0.35)	15.10	14.75	0.00	(3.05)	(3.05)	90.65	19.08		1.30	[7]	(0.44)	2,535.3	1.63

2019	80.68	(0.16)	3.56	3.40	0.00	(5.13)	(5.13)	78.95	5.09		1.29	[7]	(0.21)	2,507.0	1.93

INSTITUTIONAL SHARES

Six Months Ended March 31,

2024	95.52	0.07	12.77	12.84	0.00	(1.70)	(1.70)	106.66	13.65	[3]	1.07	[4,5]	0.14 [4]	5,433.2	0.29	[3]

Year Ended September 30,

2023	84.34	0.01	16.30	16.31	0.00	(5.13)	(5.13)	95.52	19.48		1.05	[6]	0.01	5,007.2	2.11

2022	122.73	(0.10)	(29.32)	(29.42)	0.00	(8.97)	(8.97)	84.34	(26.12)		1.04	[6]	(0.10)	4,073.5	0.44

2021	94.15	(0.56)	33.99	33.43	0.00	(4.85)	(4.85)	122.73	36.55	[8]	1.03	[7]	(0.50)	5,934.8	1.37

2020	81.69	(0.16)	15.67	15.51	0.00	(3.05)	(3.05)	94.15	19.38		1.04	[7]	(0.20)	4,608.4	1.63

2019	83.09	0.03	3.70	3.73	0.00	(5.13)	(5.13)	81.69	5.36		1.04	[7]	0.03	4,150.9	1.93

R6 SHARES

Six Months Ended March 31,

2024	95.53	0.07	12.77	12.84	0.00	(1.70)	(1.70)	106.67	13.65	[3]	1.08	[4,5]	0.13 [4]	248.7	0.29	[3]

Year Ended September 30,

2023	84.35	0.01	16.30	16.31	0.00	(5.13)	(5.13)	95.53	19.48		1.05	[6]	0.01	225.7	2.11

2022	122.75	(0.11)	(29.32)	(29.43)	0.00	(8.97)	(8.97)	84.35	(26.13)		1.04	[6]	(0.10)	169.1	0.44

2021	94.16	(0.56)	34.00	33.44	0.00	(4.85)	(4.85)	122.75	36.56	[8]	1.03	[7]	(0.50)	225.8	1.37

2020	81.70	(0.17)	15.68	15.51	0.00	(3.05)	(3.05)	94.16	19.38		1.04	[7]	(0.20)	167.8	1.63

2019	83.10	0.00 [9]	3.73	3.73	0.00	(5.13)	(5.13)	81.70	5.36		1.04	[7]	0.00 [10]	131.6	1.93

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.04%.
[6]	Includes interest expense of 0.01%.
[7]	Includes interest expense of less than 0.01%.
[8]

The Adviser made a voluntary payment to the Fund in the amount of $739,525 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by 0.01%.

[9]	Less than $0.01 per share.
[10]	Less than 0.01%.

50	See Notes to Financial Statements.

March 31, 2024	Baron Investment Funds Trust

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2024	27.76	(0.07)	7.04	6.97	0.00	(0.92)	(0.92)	33.81	25.78	[3]	1.30	[4]	(0.45)[4]	1,412.2	6.95	[3]

Year Ended September 30,

2023	24.98	(0.15)	4.38	4.23	0.00	(1.45)	(1.45)	27.76	17.42	[5]	1.31		(0.56)	1,187.8	10.47

2022	40.67	(0.23)	(10.74)	(10.97)	0.00	(4.72)	(4.72)	24.98	(30.93)		1.30		(0.72)	1,135.1	16.83

2021	35.06	(0.16)	9.89	9.73	0.00	(4.12)	(4.12)	40.67	29.77		1.29		(0.40)	1,829.5	15.70

2020	29.44	(0.29)	8.73	8.44	0.00	(2.82)	(2.82)	35.06	30.60		1.31		(0.98)	1,511.3	16.93

2019	33.68	(0.27)	(1.36)	(1.63)	0.00	(2.61)	(2.61)	29.44	(4.17)		1.31		(0.95)	1,451.9	13.44

INSTITUTIONAL SHARES

Six Months Ended March 31,

2024	29.90	(0.03)	7.61	7.58	0.00	(0.92)	(0.92)	36.56	25.94	[3]	1.04	[4]	(0.20)[4]	3,163.8	6.95	[3]

Year Ended September 30,

2023	26.74	(0.09)	4.70	4.61	0.00	(1.45)	(1.45)	29.90	17.71	[5]	1.05		(0.31)	2,821.0	10.47

2022	43.12	(0.15)	(11.51)	(11.66)	0.00	(4.72)	(4.72)	26.74	(30.76)		1.04		(0.44)	2,613.0	16.83

2021	36.86	(0.06)	10.44	10.38	0.00	(4.12)	(4.12)	43.12	30.11		1.03		(0.15)	3,214.2	15.70

2020	30.74	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.86	30.96		1.05		(0.74)	2,724.6	16.93

2019	34.95	(0.21)	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.74	(3.91)		1.05		(0.69)	2,267.3	13.44

R6 SHARES

Six Months Ended March 31.

2024	29.89	(0.03)	7.60	7.57	0.00	(0.92)	(0.92)	36.54	25.95	[3]	1.05	[4]	(0.19)[4]	305.8	6.95	[3]

Year Ended September 30,

2023	26.73	(0.09)	4.70	4.61	0.00	(1.45)	(1.45)	29.89	17.71	[5]	1.06		(0.31)	206.3	10.47

2022	43.10	(0.14)	(11.51)	(11.65)	0.00	(4.72)	(4.72)	26.73	(30.75)		1.04		(0.41)	184.4	16.83

2021	36.85	(0.06)	10.43	10.37	0.00	(4.12)	(4.12)	43.10	30.09		1.04		(0.16)	272.8	15.70

2020	30.73	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.85	30.97		1.05		(0.74)	218.5	16.93

2019	34.94	(0.21)	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.73	(3.91)		1.05		(0.70)	161.9	13.44

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]

The Adviser made a voluntary payment to the Fund in the amount of $573 to compensate the Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by less than 0.01%.

See Notes to Financial Statements.	51

Baron Investment Funds Trust	March 31, 2024

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2024	30.67	(0.18)	10.17	9.99	0.00	0.00	0.00	40.66	32.57	[3]	1.31	[4]	(1.03)[4]	618.4	16.28	[3]

Year Ended September 30,

2023	24.72	(0.27)	6.22	5.95	0.00	0.00	0.00	30.67	24.07		1.32	[5]	(0.96)	497.4	23.29

2022	43.49	(0.39)	(14.78)	(15.17)	0.00	(3.60)	(3.60)	24.72	(38.38)		1.31	[5]	(1.15)	448.5	30.75

2021	35.11	(0.49)	11.65	11.16	0.00	(2.78)	(2.78)	43.49	33.58		1.31	[5]	(1.19)	866.5	38.74

2020	21.53	(0.30)	15.56	15.26	0.00	(1.68)	(1.68)	35.11	75.25		1.34	[5]	(1.14)	644.9	42.52

2019	22.02	(0.22)	0.66	0.44	0.00	(0.93)	(0.93)	21.53	2.51		1.34	[5]	(1.07)	302.6	37.10

INSTITUTIONAL SHARES

Six Months Ended March 31,

2024	32.64	(0.15)	10.84	10.69	0.00	0.00	0.00	43.33	32.75	[3]	1.05	[4]	(0.77)[4]	651.8	16.28	[3]

Year Ended September 30,

2023	26.24	(0.21)	6.61	6.40	0.00	0.00	0.00	32.64	24.39		1.06	[5]	(0.70)	473.2	23.29

2022	45.85	(0.32)	(15.69)	(16.01)	0.00	(3.60)	(3.60)	26.24	(38.23)		1.05	[5]	(0.90)	375.3	30.75

2021	36.79	(0.41)	12.25	11.84	0.00	(2.78)	(2.78)	45.85	33.91		1.05	[5]	(0.93)	711.4	38.74

2020	22.42	(0.25)	16.30	16.05	0.00	(1.68)	(1.68)	36.79	75.82		1.08	[5]	(0.88)	409.5	42.52

2019	22.83	(0.18)	0.70	0.52	0.00	(0.93)	(0.93)	22.42	2.78		1.09	[5]	(0.82)	94.4	37.10

R6 SHARES

Six Months Ended March 31,

2024	32.67	(0.15)	10.85	10.70	0.00	0.00	0.00	43.37	32.75	[3]	1.05	[4]	(0.77)[4]	38.0	16.28	[3]

Year Ended September 30,

2023	26.27	(0.21)	6.61	6.40	0.00	0.00	0.00	32.67	24.36		1.07	[5]	(0.70)	28.8	23.29

2022	45.90	(0.32)	(15.71)	(16.03)	0.00	(3.60)	(3.60)	26.27	(38.23)		1.05	[5]	(0.89)	23.4	30.75

2021	36.82	(0.41)	12.27	11.86	0.00	(2.78)	(2.78)	45.90	33.94		1.05	[5]	(0.93)	36.1	38.74

2020	22.45	(0.24)	16.29	16.05	0.00	(1.68)	(1.68)	36.82	75.71		1.08	[5]	(0.87)	25.7	42.52

2019	22.86	(0.18)	0.70	0.52	0.00	(0.93)	(0.93)	22.45	2.78		1.08	[5]	(0.81)	14.5	37.10

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Includes interest expense of less than 0.01%.

52	See Notes to Financial Statements.

March 31, 2024	Baron Investment Funds Trust

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2024	35.68	(0.18)	11.70	11.52	0.00	0.00	0.00	47.20	32.29	[3,4]	1.04	[5,6]	1.00	[5,6]	(0.89)[5]	127.3	7.10	[3]

Year Ended September 30,

2023	28.73	(0.28)	7.23	6.95	0.00	0.00	0.00	35.68	24.19	[4]	1.06	[7]	1.01	[7]	(0.88)	103.0	13.38

2022	55.33	(0.39)	(24.49)	(24.88)	0.00	(1.72)	(1.72)	28.73	(46.49)[4,8]		1.03	[6]	1.00	[6]	(0.92)	84.2	37.41

2021	46.62	(0.46)	9.35	8.89	0.00	(0.18)	(0.18)	55.33	19.13	[4]	1.02		1.00		(0.88)	187.8	15.87

2020	32.10	(0.26)	15.77	15.51	0.00	(0.99)	(0.99)	46.62	49.56	[4]	1.05		1.00		(0.70)	176.9	11.57

2019	31.02	0.07	1.01	1.08	0.00	0.00	0.00	32.10	3.48	[4]	1.06		1.00		0.23	115.5	21.24

INSTITUTIONAL SHARES

Six Months Ended March 31,

2024	36.86	(0.14)	12.10	11.96	0.00	0.00	0.00	48.82	32.45	[3,4]	0.77	[5,6]	0.75	[5,6]	(0.64)[5]	453.6	7.10	[3]

Year Ended September 30,

2023	29.60	(0.21)	7.47	7.26	0.00	0.00	0.00	36.86	24.53	[4]	0.78	[7]	0.76	[7]	(0.63)	332.9	13.38

2022	56.82	(0.29)	(25.21)	(25.50)	0.00	(1.72)	(1.72)	29.60	(46.35)[4,8]		0.76	[6]	0.75	[6]	(0.68)	281.8	37.41

2021	47.75	(0.34)	9.59	9.25	0.00	(0.18)	(0.18)	56.82	19.44	[4]	0.75		0.75		(0.63)	609.8	15.87

2020	32.80	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.75	49.93	[4]	0.78		0.75		(0.45)	350.5	11.57

2019	31.62	0.17	1.01	1.18	0.00	0.00	0.00	32.80	3.73	[4]	0.80		0.75		0.56	170.4	21.24

R6 SHARES

Six Months Ended March 31,

2024	36.86	(0.14)	12.09	11.95	0.00	0.00	0.00	48.81	32.42	[3,4]	0.77	[5,6]	0.75	[5,6]	(0.64)[5]	31.3	7.10	[3]

Year Ended September 30,

2023	29.61	(0.21)	7.46	7.25	0.00	0.00	0.00	36.86	24.49	[4]	0.78	[7]	0.76	[7]	(0.63)	25.5	13.38

2022	56.84	(0.29)	(25.22)	(25.51)	0.00	(1.72)	(1.72)	29.61	(46.36)[4,8]		0.76	[6]	0.75	[6]	(0.68)	21.1	37.41

2021	47.76	(0.34)	9.60	9.26	0.00	(0.18)	(0.18)	56.84	19.45	[4]	0.75		0.75		(0.63)	39.6	15.87

2020	32.81	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.76	49.92	[4]	0.78		0.75		(0.45)	33.1	11.57

2019	31.63	0.17	1.01	1.18	0.00	0.00	0.00	32.81	3.73	[4]	0.79		0.75		0.54	22.5	21.24

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Annualized.
[6]	Includes interest expense of less than 0.01%.
[7]	Includes interest expense of 0.01%.
[8]

The Adviser made a voluntary payment to the Fund in the amount of $2,806 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

See Notes to Financial Statements.	53

Baron Investment Funds Trust	March 31, 2024

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2024	24.28	(0.11)	4.34	4.23	0.00	0.00	0.00	28.51	17.42 [3]	1.32	[4]	1.32	[4]	(0.84)[4]	144.5	13.34	[3]

Year Ended September 30,

2023	22.27	(0.22)	2.23	2.01	0.00	0.00	0.00	24.28	9.03	1.33		1.33		(0.90)	131.6	34.45

2022	36.93	(0.32)	(13.05)	(13.37)	0.00	(1.29)	(1.29)	22.27	(37.47)	1.32		1.32		(1.11)	146.9	40.64

2021	28.17	(0.43)	10.25	9.82	0.00	(1.06)	(1.06)	36.93	35.61	1.31		1.31		(1.20)	270.3	36.52

2020	19.41	(0.24)	9.03	8.79	0.00	(0.03)	(0.03)	28.17	45.33	1.35		1.35		(1.09)	165.2	43.36

2019	23.77	(0.22)	(2.64)	(2.86)	0.00	(1.50)	(1.50)	19.41	(11.93)[5]	1.36		1.35		(1.10)	122.7	55.94

INSTITUTIONAL SHARES

Six Months Ended March 31,

2024	24.91	(0.08)	4.46	4.38	0.00	0.00	0.00	29.29	17.58 [3]	1.05	[4]	1.05	[4]	(0.57)[4]	1,339.4	13.34	[3]

Year Ended September 30,

2023	22.80	(0.16)	2.27	2.11	0.00	0.00	0.00	24.91	9.25	1.06		1.06		(0.64)	1,098.7	34.45

2022	37.68	(0.25)	(13.34)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.31)	1.06		1.06		(0.84)	955.6	40.64

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	1.05		1.05		(0.94)	1,721.2	36.52

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77	1.08		1.08		(0.82)	759.2	43.36

2019	24.03	(0.18)	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)	1.10		1.10		(0.88)	409.4	55.94

R6 SHARES

Six Months Ended March 31,

2024	24.92	(0.08)	4.45	4.37	0.00	0.00	0.00	29.29	17.54 [3]	1.06	[4]	1.06	[4]	(0.57)[4]	57.5	13.34	[3]

Year Ended September 30,

2023	22.80	(0.16)	2.28	2.12	0.00	0.00	0.00	24.92	9.30	1.06		1.06		(0.64)	46.4	34.45

2022	37.68	(0.24)	(13.35)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.30)	1.06		1.06		(0.85)	41.3	40.64

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	1.05		1.05		(0.94)	38.1	36.52

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77	1.08		1.08		(0.83)	15.3	43.36

2019	24.03	(0.18)	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)	1.09		1.09		(0.88)	6.8	55.94

[1]	Based on average shares outstanding.
[2]	Total returns reflect investment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	The total returns would have been lower had certain expenses not been reduced during the period shown.

54	See Notes to Financial Statements.

March 31, 2024	Baron Investment Funds Trust

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2024	19.55	0.01	5.11	5.12	0.00	0.00	0.00	24.67	26.19	[3,4]	1.10	[5]	0.95	[5]	0.11 [5]	87.5	0.30	[4]

Year Ended September 30,

2023	14.66	(0.00)[6]	4.89	4.89	0.00	0.00	0.00	19.55	33.36	[3]	1.40		0.95		(0.02)	16.6	1.93

2022	18.47	(0.04)	(3.71)	(3.75)	0.00	(0.06)	(0.06)	14.66	(20.39)[3]		1.49	[7]	0.95		(0.23)	7.6	42.09

2021	14.47	(0.05)	4.06	4.01	(0.01)	0.00	(0.01)	18.47	27.70	[3]	1.91		0.95		(0.29)	9.8	10.58

2020	11.77	(0.00)[6]	2.72	2.72	(0.02)	0.00	(0.02)	14.47	23.10	[3]	2.80		0.95		(0.01)	4.0	16.55

2019	10.74	0.03	1.03	1.06	(0.03)	0.00	(0.03)	11.77	9.97	[3]	6.22		0.95		0.25	1.9	13.23

INSTITUTIONAL SHARES

Six Months Ended March 31,

2024	19.82	0.04	5.17	5.21	(0.02)	0.00	(0.02)	25.01	26.32	[3,4]	0.81	[5]	0.70	[5]	0.35 [5]	235.0	0.30	[4]

Year Ended September 30,

2023	14.82	0.04	4.96	5.00	0.00	0.00	0.00	19.82	33.74	[3]	1.00		0.70		0.22	78.7	1.93

2022	18.63	0.01	(3.76)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[3]		1.10	[7]	0.70		0.03	23.6	42.09

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[3]	1.48		0.70		(0.05)	27.1	10.58

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[3]	2.40		0.70		0.22	8.0	16.55

2019	10.76	0.06	1.03	1.09	(0.03)	0.00	(0.03)	11.82	10.23	[3]	4.91		0.70		0.52	4.7	13.23

R6 SHARES

Six Months Ended March 31,

2024	19.82	0.04	5.18	5.22	(0.02)	0.00	(0.02)	25.02	26.37	3.4	0.81	[5]	0.70	[5]	0.35 [5]	7.5	0.30	[4]

Year Ended September 30,

2023	14.82	0.04	4.96	5.00	0.00	0.00	0.00	19.82	33.74	[3]	1.01		0.70		0.23	4.9	1.93

2022	18.63	0.00 [6]	(3.75)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[3]		1.07	[7]	0.70		0.02	3.5	42.09

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[3]	1.47		0.70		(0.04)	4.3	10.58

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[3]	1.93		0.70		0.23	2.5	16.55

2019	10.75	0.06	1.04	1.10	(0.03)	0.00	(0.03)	11.82	10.34	[3]	4.65		0.70		0.53	0.5	13.23

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	Less than $0.01 per share
[7]	Includes interest expense of less than 0.01%.

See Notes to Financial Statements.	55

Baron Investment Funds Trust	March 31, 2024

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you incur ongoing expenses. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2023 and held for the six months ended March 31, 2024.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2024^

	Actual Total Return	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024		Annualized Expense Ratio	Expenses Paid During the Period[1]
Baron Asset Fund — Retail Shares	19.05%	$1,000.00	$1,190.50		1.30%	$7.12
Baron Asset Fund — Institutional Shares	19.20%	$1,000.00	$1,192.00		1.04%	$5.70
Baron Asset Fund — R6 Shares	19.20%	$1,000.00	$1,192.00		1.04%	$5.70
Baron Growth Fund — Retail Shares	13.50%	$1,000.00	$1,135.00		1.33%[4]	$7.10
Baron Growth Fund — Institutional Shares	13.65%	$1,000.00	$1,136.50		1.07%[4]	$5.72
Baron Growth Fund — R6 Shares	13.65%	$1,000.00	$1,136.50		1.08%[4]	$5.77
Baron Small Cap Fund — Retail Shares	25.78%	$1,000.00	$1,257.80		1.30%	$7.34
Baron Small Cap Fund — Institutional Shares	25.94%	$1,000.00	$1,259.40		1.04%	$5.87
Baron Small Cap Fund — R6 Shares	25.95%	$1,000.00	$1,259.50		1.05%	$5.93
Baron Opportunity Fund — Retail Shares	32.57%	$1,000.00	$1,325.70		1.31%	$7.62
Baron Opportunity Fund — Institutional Shares	32.75%	$1,000.00	$1,327.50		1.05%	$6.11
Baron Opportunity Fund — R6 Shares	32.75%	$1,000.00	$1,327.50		1.05%	$6.11
Baron Fifth Avenue Growth Fund — Retail Shares	32.29%	$1,000.00	$1,322.90	[2]	1.00%[3]	$5.81
Baron Fifth Avenue Growth Fund — Institutional Shares	32.45%	$1,000.00	$1,324.50	[2]	0.75%[3]	$4.36
Baron Fifth Avenue Growth Fund — R6 Shares	32.42%	$1,000.00	$1,324.20	[2]	0.75%[3]	$4.36
Baron Discovery Fund — Retail Shares	17.42%	$1,000.00	$1,174.20		1.32%	$7.17
Baron Discovery Fund — Institutional Shares	17.58%	$1,000.00	$1,175.80		1.05%	$5.71
Baron Discovery Fund — R6 Shares	17.54%	$1,000.00	$1,175.40		1.06%	$5.76
Baron Durable Advantage Fund — Retail Shares	26.19%	$1,000.00	$1,261.90	[2]	0.95%[3]	$5.37
Baron Durable Advantage Fund — Institutional Shares	26.32%	$1,000.00	$1,263.20	[2]	0.70%[3]	$3.96
Baron Durable Advantage Fund — R6 Shares	26.37%	$1,000.00	$1,263.70	[2]	0.70%[3]	$3.96

^	Assumes reinvestment of all dividends and capital gain distributions, if any.
[1]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

[2]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[3]	Annualized expense ratios are adjusted to reflect fee waiver.
[4]

Annualized expense ratio for Baron Growth Fund for the six months ended March 31, 2024, includes 1.29%, 1.03%, and 1.04% for net operating expenses, and 0.04%, 0.04%, and 0.04% for interest expense for Retail, Institutional, and R6 Shares, respectively.

March 31, 2024	Baron Investment Funds Trust

FUND EXPENSES (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2024

	Hypothetical Annualized Total Return	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024		Annualized Expense Ratio	Expenses Paid During the Period[1]
Baron Asset Fund- Retail Shares	5.00%	$1,000.00	$1,018.50		1.30%	$6.56
Baron Asset Fund- Institutional Shares	5.00%	$1,000.00	$1,019.80		1.04%	$5.25
Baron Asset Fund- R6 Shares	5.00%	$1,000.00	$1,019.80		1.04%	$5.25
Baron Growth Fund- Retail Shares	5.00%	$1,000.00	$1,018.35		1.33%[4]	$6.71
Baron Growth Fund- Institutional Shares	5.00%	$1,000.00	$1,019.65		1.07%[4]	$5.40
Baron Growth Fund- R6 Shares	5.00%	$1,000.00	$1,019.60		1.08%[4]	$5.45
Baron Small Cap Fund- Retail Shares	5.00%	$1,000.00	$1,018.50		1.30%	$6.56
Baron Small Cap Fund- Institutional Shares	5.00%	$1,000.00	$1,019.80		1.04%	$5.25
Baron Small Cap Fund- R6 Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Opportunity Fund- Retail Shares	5.00%	$1,000.00	$1,018.45		1.31%	$6.61
Baron Opportunity Fund- Institutional Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Opportunity Fund- R6 Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Fifth Avenue Growth Fund- Retail Shares	5.00%	$1,000.00	$1,020.00	[2]	1.00%[3]	$5.05
Baron Fifth Avenue Growth Fund- Institutional Shares	5.00%	$1,000.00	$1,021.25	[2]	0.75%[3]	$3.79
Baron Fifth Avenue Growth Fund- R6 Shares	5.00%	$1,000.00	$1,021.25	[2]	0.75%[3]	$3.79
Baron Discovery Fund- Retail Shares	5.00%	$1,000.00	$1,018.40		1.32%	$6.66
Baron Discovery Fund- Institutional Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Discovery Fund- R6 Shares	5.00%	$1,000.00	$1,019.70		1.06%	$5.35
Baron Durable Advantage Fund- Retail Shares	5.00%	$1,000.00	$1,020.25	[2]	0.95%[3]	$4.80
Baron Durable Advantage Fund- Institutional Shares	5.00%	$1,000.00	$1,021.50	[2]	0.70%[3]	$3.54
Baron Durable Advantage Fund- R6 Shares	5.00%	$1,000.00	$1,021.50	[2]	0.70%[3]	$3.54

[1]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

[2]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[3]	Annualized expense ratios are adjusted to reflect fee waiver.
[4]

Annualized expense ratio for Baron Growth Fund for the six months ended March 31, 2024, includes 1.29%, 1.03%, and 1.04% for net operating expenses, and 0.04%, 0.04%, and 0.04% for interest expense for Retail, Institutional, and R6 Shares, respectively.

Privacy Notice

The Funds collect nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, baronfunds.com or by calling 1-800-99BARON.

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MARCH 31

SEMITRUST 3/31/2024

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 28, 2024

By:	/s/ Christopher Snively
Christopher Snively
Funds Treasurer

Date: May 28, 2024